                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578
                                                        Expires: April 30, 2010
                                                        Estimated average burden
                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01540

                                 AIM Funds Group
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

Item 1.  Schedule of Investments.

                            AIM BASIC BALANCED FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              BBA-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM BASIC BALANCED FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--61.25%

ADVERTISING--3.26%

Interpublic Group of Cos., Inc. (The) (b)             1,754,544  $    13,597,716
--------------------------------------------------------------------------------
Omnicom Group Inc.                                      351,260       13,544,586
--------------------------------------------------------------------------------
                                                                      27,142,302
================================================================================

AEROSPACE & DEFENSE--0.23%

Honeywell International Inc.                             45,622        1,895,594
================================================================================

APPAREL RETAIL--0.87%

Gap, Inc. (The)                                         405,193        7,204,331
================================================================================

BREWERS--1.24%

Molson Coors Brewing Co. -Class B                       221,637       10,361,530
================================================================================

COMPUTER HARDWARE--1.88%

Dell Inc. (b)                                           950,129       15,658,126
================================================================================

CONSTRUCTION MATERIALS--1.32%

Cemex S.A.B. de C.V. -ADR
  (Mexico)(b)(c)                                        637,103       10,970,914
================================================================================

CONSUMER FINANCE--2.49%

American Express Co.                                    367,400       13,016,982
--------------------------------------------------------------------------------
SLM Corp. (b)                                           626,645        7,732,799
--------------------------------------------------------------------------------
                                                                      20,749,781
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.96%

Western Union Co.                                       323,392        7,978,081
================================================================================

DEPARTMENT STORES--1.28%

Kohl's Corp. (b)                                        231,100       10,649,088
================================================================================

DIVERSIFIED CAPITAL MARKETS--0.75%

UBS AG - (Switzerland)(b)(c)                            357,400        6,268,796
================================================================================

EDUCATION SERVICES--1.31%

Apollo Group Inc. -Class A (b)                          184,600       10,946,780
================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.53%

Tyco Electronics Ltd.                                   158,670        4,388,812
================================================================================

GENERAL MERCHANDISE STORES--1.58%

Target Corp.                                            268,125       13,151,531
================================================================================

HEALTH CARE DISTRIBUTORS--1.15%

Cardinal Health, Inc.                                   194,706        9,595,112
================================================================================

HEALTH CARE EQUIPMENT--0.96%

Baxter International Inc.                               121,812        7,994,521
================================================================================

HOME IMPROVEMENT RETAIL--1.80%

Home Depot, Inc. (The)                                  579,494       15,003,100
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES--1.48%

Whirlpool Corp. (c)                                     155,300  $    12,313,737
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--2.13%

Robert Half International, Inc. (c)                     716,004       17,721,099
================================================================================

INDUSTRIAL CONGLOMERATES--1.99%

General Electric Co.                                    309,206        7,884,753
--------------------------------------------------------------------------------
Tyco International Ltd.                                 248,139        8,689,828
================================================================================
                                                                      16,574,581
================================================================================

INDUSTRIAL MACHINERY--1.53%

Illinois Tool Works Inc.                                286,824       12,749,327
================================================================================

INSURANCE BROKERS--0.46%

Marsh & McLennan Cos., Inc.                             121,465        3,857,728
================================================================================

INVESTMENT BANKING & BROKERAGE--2.06%

Merrill Lynch & Co., Inc.                               289,922        7,335,027
--------------------------------------------------------------------------------
Morgan Stanley                                          426,703        9,814,169
================================================================================
                                                                      17,149,196
================================================================================

MANAGED HEALTH CARE--3.99%

Aetna Inc.                                              348,500       12,584,335
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                 812,538       20,630,340
================================================================================
                                                                      33,214,675
================================================================================

MOVIES & ENTERTAINMENT--0.94%

Walt Disney Co. (The)                                   255,588        7,843,996
================================================================================

MULTI-LINE INSURANCE--0.22%

Hartford Financial Services
  Group, Inc. (The)                                      44,948        1,842,418
================================================================================

OIL & GAS DRILLING--0.71%

Transocean Inc.                                          53,966        5,927,625
================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.64%

Halliburton Co.                                         353,789       11,459,226
--------------------------------------------------------------------------------
Schlumberger Ltd.                                       134,450       10,499,200
================================================================================
                                                                      21,958,426
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--5.82%

Bank of America Corp.                                   277,300        9,705,500
--------------------------------------------------------------------------------
Citigroup Inc.                                          913,925       18,744,602
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    429,526       20,058,864
================================================================================
                                                                      48,508,966
================================================================================

PACKAGED FOODS & MEATS--0.88%

Unilever N.V. (Netherlands)(d)                          259,831        7,339,666
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.61%

Sanofi-Aventis  (France)(d)                             144,585  $     9,502,761
--------------------------------------------------------------------------------
Wyeth                                                   105,312        3,890,225
================================================================================
                                                                      13,392,986
================================================================================

PROPERTY & CASUALTY INSURANCE--1.82%

XL Capital Ltd. -Class A                                844,290       15,146,563
================================================================================

PUBLISHING--1.26%

McGraw-Hill Cos., Inc. (The)                            332,400       10,507,164
================================================================================

SEMICONDUCTOR EQUIPMENT--3.72%

ASML Holding N.V. (Netherlands)(d)                      981,456       17,522,474
--------------------------------------------------------------------------------
KLA-Tencor Corp. (c)                                    424,290       13,428,778
================================================================================
                                                                      30,951,252
================================================================================

SEMICONDUCTORS--1.61%

Maxim Integrated Products, Inc.                         740,789       13,408,281
================================================================================

SPECIALIZED FINANCE--2.51%

Moody's Corp.                                           614,455       20,891,470
================================================================================

SYSTEMS SOFTWARE--2.26%

CA Inc.                                                 439,214        8,766,711
--------------------------------------------------------------------------------
Microsoft Corp.                                         376,394       10,045,956
================================================================================
                                                                      18,812,667
================================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $520,875,353)                                  510,070,222
================================================================================


                                                   PRINCIPAL
                                                     AMOUNT
--------------------------------------------------------------------------------
BONDS & NOTES--21.77%

AEROSPACE & DEFENSE--0.31%

Systems 2001 Asset Trust LLC
  (United Kingdom)-Series
  2001, Class G, Jr. Sec.
  Gtd. Notes, (INS-MBIA
  Insurance Corp.) 6.66%,
  09/15/13(e)(f)(g)                             $     2,460,371        2,560,729
--------------------------------------------------------------------------------

BROADCASTING--1.04%

Comcast Holdings Corp., Sr.
  Gtd. Sub. Notes, 10.63%,
  07/15/12(g)                                         2,175,000        2,455,596
--------------------------------------------------------------------------------

Cox Enterprises, Inc., Sr.
  Unsec. Notes, 7.88%,
  09/15/10(f)(g)                                        645,000          682,504
--------------------------------------------------------------------------------

Time Warner Entertainment
  Co. L.P., Sr. Unsec. Gtd.
  Notes, 10.15%, 05/01/12(g)                          4,970,000        5,513,944
================================================================================
                                                                       8,652,044
================================================================================

CONSUMER FINANCE--1.08%

American Express Bank FSB,
  Sr. Unsec. Notes, 5.50%,
  04/16/13(g)                                         1,150,000        1,083,682
--------------------------------------------------------------------------------
American Express Credit Corp.,
  Series C,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  5.11%, 05/27/10(g)(h)                                 820,000          792,701
--------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Global Notes,
  7.30%, 08/20/13(g)                                  3,245,000        3,115,710
--------------------------------------------------------------------------------


                                                   PRINCIPAL
                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE--(CONTINUED)

Capital One Capital III, Jr.
  Gtd. Sub. Notes, 7.69%,
  08/15/36(g)                                   $       900,000  $       410,490
--------------------------------------------------------------------------------
MBNA Capital-Series A, Jr.
  Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  8.28%, 12/01/26(g)                                  1,492,000        1,459,012
--------------------------------------------------------------------------------
SLM Corp., Sr. Unsec.
  Floating Rate Medium-Term
  Notes, 2.92%,
  03/16/09(f)(g)(h)                                   2,200,000        2,126,186
================================================================================
                                                                       8,987,781
================================================================================

DIVERSIFIED BANKS--3.10%

Bangkok Bank PCL (Hong
  Kong), Unsec. Sub. Notes,
  9.03%, 03/15/29(f)(g)                               1,175,000        1,141,747
--------------------------------------------------------------------------------
BankAmerica Institutional,
   Series A, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities,
  8.07%, 12/31/26(f)(g)                               1,790,000        1,602,762
--------------------------------------------------------------------------------
BBVA International Preferred
  S.A. Unipersonal (Spain),
  Jr. Unsec. Gtd. Sub.
  Notes, 5.92%(g)(i)                                  2,730,000        2,085,341
--------------------------------------------------------------------------------
Centura Capital Trust I,
   Gtd. Trust Pfd. Capital
   Securities, 8.85%,
   06/01/27(f)(g)                                     1,460,000        1,443,696
--------------------------------------------------------------------------------
First Union Capital I,
   Series A, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities,
  7.94%, 01/15/27(g)                                 14,525,000        8,755,670
--------------------------------------------------------------------------------
First Union Institutional
  Capital I, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital
  Securities, 8.04%,
  12/01/26(g)                                           540,000          325,512
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United
  Kingdom)-Series 1, Unsec.
  Sub. Floating Rate Euro
  Notes, 3.50%(g)(h)(i)                               4,010,000        2,265,650
--------------------------------------------------------------------------------
Mizuho Financial Group
  Cayman Ltd. (Cayman
  Islands), Jr. Unsec. Gtd.
  Sub. Second Tier Euro
  Bonds, 8.38%(g)(i)                                    550,000          473,008
--------------------------------------------------------------------------------
National Bank of Canada
  (Canada), Unsec. Sub.
  Floating Rate Euro Deb.,
  3.31%, 08/29/87(h)(j)                               1,580,000        1,019,100
--------------------------------------------------------------------------------
National Westminster Bank
  PLC (United Kingdom)-Series B, Sr.
  Unsec. Sub. Floating Rate
  Euro Notes, 3.31%(g)(h)(i)                          1,150,000          753,250
--------------------------------------------------------------------------------
RBS Capital Trust III,
  Unsec. Gtd. Sub. Trust Pfd.
  Global Notes, 5.51%(g)(i)                           1,140,000          909,732
--------------------------------------------------------------------------------
Skandinaviska Enskilda
  Banken AB (Sweden), Jr.
  Unsec. Sub. Notes,
  7.50%(f)(g)(i)                                        900,000          902,930
--------------------------------------------------------------------------------
Sovereign Bancorp Inc.,
  Sr. Unsec. Floating Rate
  Global Notes, 3.09%,
  03/01/09(g)(h)                                      1,230,000          861,308
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)

Wachovia Capital Trust V,
  Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  7.97%, 06/01/27(f)(g)                         $     3,145,000  $     1,895,806
--------------------------------------------------------------------------------
Wells Fargo Capital XV,
  Jr. Unsec. Gtd. Sub. Notes,
  9.75%(g)(i)                                         1,440,000        1,409,400
================================================================================
                                                                      25,844,912
================================================================================

DIVERSIFIED CAPITAL MARKETS--0.06%

UBS AG (Switzerland), Sr.
  Unsec. Medium-Term Notes,
  5.75%, 04/25/18(g)                                    520,000          466,982
================================================================================

DIVERSIFIED METALS & MINING--0.06%

Reynolds Metals Co., Sr.
  Unsec. Unsub. Medium-Term
  Notes, 7.00%, 05/15/09(g)                             509,000          515,440
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.15%

Waste Management Inc., Sr.
  Unsec. Unsub. Notes,
  6.50%, 11/15/08(g)                                  1,265,000        1,260,503
================================================================================

HOMEBUILDING--0.34%

D.R. Horton Inc., Sr. Unsec.
  Gtd. Unsub. Notes, 5.00%,
  01/15/09(g)                                         2,865,000        2,814,863
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.20%

AT&T Inc., Sr. Unsec. Global
  Notes, 4.95%, 01/15/13(g)                           1,110,000        1,072,333
--------------------------------------------------------------------------------
Southwestern Bell Telephone
  L.P., Sr. Unsec. Gtd.
  Unsub. Deb., 7.20%,
  10/15/26(g)                                         1,926,000        1,915,925
--------------------------------------------------------------------------------
Verizon New York Inc., Sr.
  Unsec. Bonds, 7.00%,
  12/01/33(g)                                         2,070,000        1,860,700
--------------------------------------------------------------------------------
Verizon Virginia Inc.-Series
  A, Sr. Unsec. Global
  Bonds, 4.63%, 03/15/13(g)                           3,400,000        3,119,452
--------------------------------------------------------------------------------
Windstream Georgia
  Communications Corp., Sr.
  Unsec. Deb., 6.50%,
  11/15/13(g)                                         2,014,000        2,036,055
================================================================================
                                                                      10,004,465
================================================================================

INTERNET RETAIL--0.12%

Expedia, Inc., Sr. Unsec.
  Gtd. Putable Global Notes,
  7.46%, 08/15/13(g)                                  1,065,000          995,775
================================================================================

INVESTMENT BANKING & BROKERAGE--1.30%

Bear Stearns Cos. Inc.,
  (The), Sr. Unsec. Unsub.
  Floating Rate Notes,
  3.19%, 07/19/10(g)(h)                               3,070,000        3,036,819
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
  Sr. Unsec. Global Notes,
  6.15%, 04/01/18(g)                                    585,000          492,570
--------------------------------------------------------------------------------
  Unsec. Sub. Global Notes,
  6.75%, 10/01/37(g)                                  1,700,000        1,196,375
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)

Jefferies Group, Inc.,
  Sr. Unsec. Notes,
  5.88%, 06/08/14(g)                            $     4,060,000  $     3,472,849
--------------------------------------------------------------------------------
  6.45%, 06/08/27(g)                                    900,000          680,345
--------------------------------------------------------------------------------
Lehman Brothers Holdings
  Inc., Series I, Sr. Unsec.
  Medium-Term Notes, 2.52%,
  11/24/08(g)(k)                                        630,000           90,563
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.,
  Sr. Unsec. Medium-Term
  Notes, 6.88%, 04/25/18(g)                             860,000          754,734
--------------------------------------------------------------------------------
Morgan Stanley,
  Series F, Sr. Unsec.
  Medium-Term Global Notes,
  5.95%, 12/28/17(g)                                  1,660,000        1,132,120
================================================================================
                                                                      10,856,375
================================================================================

LIFE & HEALTH INSURANCE--0.61%

John Hancock Financial
  Services Inc., Sr. Unsec.
  Unsub. Notes, 5.63%,
  12/01/08(g)                                           250,000          249,540
--------------------------------------------------------------------------------
Prudential Financial, Inc.,
  Jr. Unsec. Sub. Global
  Notes, 8.88%, 06/15/38(g)                           1,470,000        1,346,253
--------------------------------------------------------------------------------
Prudential Holdings,
  LLC-Series B, Sr. Sec.
  Bonds, (INS-Financial
  Security Assurance Inc.)
  7.25%, 12/18/23(e)(f)(g)                            3,240,000        3,479,628
================================================================================
                                                                       5,075,421
================================================================================

MORTGAGE BACKED SECURITIES--0.33%

  U.S. Bank N.A.,
  Sr. Unsec. Medium-Term
  Notes, 5.92%, 05/25/12(g)                           2,595,589        2,722,233
================================================================================

MOVIES & ENTERTAINMENT--0.06%

Time Warner Cable, Inc., Sr.
  Unsec. Gtd. Global Notes,
  6.75%, 07/01/18(g)                                    590,000          548,289
================================================================================

MULTI-LINE INSURANCE--0.10%

American International
  Group, Inc., Jr. Sub.
  Deb., 8.18%, 05/15/58(f)(g)                           880,000          130,900
--------------------------------------------------------------------------------
Liberty Mutual Group, Jr. Gtd.
  Sub. Notes, 10.75%,
  06/15/58(f)(g)                                        890,000          675,601
================================================================================
                                                                         806,501
================================================================================

MULTI-SECTOR HOLDINGS--0.42%

Capmark Financial Group, Inc.,
  Sr. Unsec. Gtd. Floating Rate
  Global Notes, 3.45%,
  05/10/10(g)(h)                                      4,960,000        3,474,480
================================================================================

MULTI-UTILITIES--0.29%

Dominion Resources Capital
  Trust I, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital
  Securities, 7.83%,
  12/01/27(g)                                         2,490,000        2,385,820
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.12%

Xerox Corp., Sr. Unsec. Notes,
  5.65%, 05/15/13(g)                               $  1,020,000  $       989,483
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.17%

XTO Energy, Inc., Sr. Unsec.
  Unsub. Notes, 5.75%,
  12/15/13(g)                                         1,450,000        1,396,856
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.38%

BankAmerica Capital II,
  Series 2, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital
  Securities, 8.00%,
  12/15/26(g)                                         1,420,000        1,263,297
--------------------------------------------------------------------------------
BankAmerica Capital III, Jr.
  Unsec. Gtd. Sub. Floating
  Rate Trust Pfd. Capital
  Securities, 3.36%,
  01/15/27(c)(g)(h)                                   2,210,000        1,546,170
--------------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Global Notes,
  6.50%, 08/19/13(g)                                  1,085,000          963,805
--------------------------------------------------------------------------------
  Series E,
  Jr. Sub. Notes,
  8.40%(g)(i)                                         1,470,000          931,612
--------------------------------------------------------------------------------
JPMorgan Chase & Co.,
  Sr. Unsec. Notes,
  4.75%, 05/01/13(g)                                  1,280,000        1,221,328
--------------------------------------------------------------------------------
  Series 1,
  Jr. Unsec. Sub. Notes,
  7.90%(g)(i)                                         1,520,000        1,263,500
--------------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global
  Notes, 6.85%,
  06/15/17(g)                                         1,270,000        1,054,281
--------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman
  Islands), Notes, 4.69%,
  11/14/08(f)(g)                                      4,525,000        4,534,168
--------------------------------------------------------------------------------
NB Capital Trust II,
   Jr. Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities, 7.83%,
  12/15/26(g)                                         3,775,000        3,302,614
--------------------------------------------------------------------------------
NB Capital Trust IV, Jr.
  Unsec. Gtd. Sub. Trust
  Pfd. Capital Securities,
  8.25%, 04/15/27(g)                                  4,110,000        3,743,825
--------------------------------------------------------------------------------
North Fork Capital Trust II,
  Jr. Gtd. Sub. Trust Pfd.
  Capital Pass Through
  Securities, 8.00%,
  12/15/27(g)                                         1,100,000          954,315
--------------------------------------------------------------------------------
Old Mutual Capital Funding
  L.P. (United Kingdom),
  Gtd. Sub. Euro Bonds,
  8.00%(g)(i)                                         2,320,000        1,415,200
--------------------------------------------------------------------------------
Pemex Finance Ltd.
  (Mexico)-Series 1999-2, Class
  A1, Sr. Unsec. Global Bonds,
  9.69%, 08/15/09(g)                                  2,068,000        2,109,984
--------------------------------------------------------------------------------
Regional Diversified
  Funding, Sr. Notes, 9.25%,
  03/15/30(f)(l)                                      2,962,222        1,481,111
--------------------------------------------------------------------------------
Regional Diversified Funding
  (Cayman Islands)-Class A-1a,
  Sr. Sec. Floating Rate Notes,
  3.13%, 01/25/36 (Acquired
  03/21/05; Cost
  $601,071)(f)(g)(h)(j)                                 633,947          242,089
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL
  SERVICES--(CONTINUED)

Twin Reefs Pass-Through Trust,
  Floating Rate Pass Through
  Ctfs., 3.49% (Acquired
  12/07/04-10/23/06; Cost
  $1,609,000)(f)(g)(h)(i)(j)                    $     1,610,000  $       163,013
--------------------------------------------------------------------------------
Two-Rock Pass-Through Trust
  (Bermuda), Floating Rate Pass
  Through Ctfs., 3.74% (Acquired
  11/10/06; Cost $1,596,882)
  (f)(g)(h)(i)(j)                                     1,595,000           33,894
--------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan),
  Unsec. Gtd. Sub. Euro Bonds,
  8.75%(g)(i)                                         1,020,000        1,012,518
--------------------------------------------------------------------------------
Windsor Financing LLC, Sr.
  Sec. Gtd. Notes, 5.88%,
  07/15/17(f)(g)                                        911,601          885,484
================================================================================
                                                                      28,122,208
================================================================================

PACKAGED FOODS & MEATS--0.33%

Kraft Foods Inc.,
  Sr. Unsec. Notes,
  6.13%, 08/23/18(g)                                  1,485,000        1,410,085
--------------------------------------------------------------------------------
  6.88%, 01/26/39(g)                                  1,485,000        1,373,106
================================================================================
                                                                       2,783,191
================================================================================

PAPER PRODUCTS--0.06%

International Paper Co., Sr.
  Unsec. Unsub. Notes,
  5.13%, 11/15/12(g)                                    540,000          513,349
================================================================================

PROPERTY & CASUALTY INSURANCE--2.22%

Chubb Corp. (The),
  Sr. Notes, 5.75%,
  05/15/18(c)(g)                                        590,000          532,969
--------------------------------------------------------------------------------
  Series 1, Sr. Notes,
  6.50%, 05/15/38(g)                                    590,000          519,322
--------------------------------------------------------------------------------
CNA Financial Corp., Sr.
  Unsec. Unsub. Notes,
  6.60%, 12/15/08(g)                                  2,145,000        2,145,738
--------------------------------------------------------------------------------
First American Capital Trust
  I, Gtd. Trust Pfd. Capital
  Securities, 8.50%,
  04/15/12(g)                                         4,705,000        4,624,751
--------------------------------------------------------------------------------
North Front Pass-Through
  Trust, Sec. Pass Through
  Ctfs., 5.81%,
  12/15/24(f)(g)                                      2,350,000        2,185,826
--------------------------------------------------------------------------------
Oil Casualty Insurance Ltd.
  (Bermuda), Unsec. Gtd.
  Bonds, 8.00%,
  09/15/34(f)(g)                                      3,495,000        3,226,710
--------------------------------------------------------------------------------
Oil Insurance Ltd., Notes,
  7.56%(f)(g)(i)                                      6,280,000        4,944,967
--------------------------------------------------------------------------------
QBE Capital Funding II L.P.
  (Australia), Unsec. Gtd.
  Sub. Bonds, 6.80%(f)(g)(i)                            350,000          285,003
================================================================================
                                                                      18,465,286
================================================================================

REGIONAL BANKS--1.31%

Cullen/Frost Capital Trust
  I, Jr. Unsec. Gtd. Sub.
  Floating Rate Notes,
  4.36%, 03/01/34(g)(h)                               4,050,000        1,431,270
--------------------------------------------------------------------------------
PNC Capital Trust C, Unsec.
  Gtd. Sub. Floating Rate
  Trust Pfd. Capital
  Securities, 3.38%,
  06/01/28(g)(h)                                      1,175,000        1,000,386
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
REGIONAL BANKS--(CONTINUED)

Silicon Valley Bank, Unsec.
  Sub. Notes, 6.05%,
  06/01/17(g)                                      $  2,020,000      $ 1,714,654
--------------------------------------------------------------------------------
TCF National Bank, Sub.
  Notes, 5.00%, 06/15/14(g)                           1,500,000        1,415,837
--------------------------------------------------------------------------------
US AgBank FCB-Series 1,
  Notes, 6.11%(f)(g)(i)                               1,405,000          651,569
--------------------------------------------------------------------------------
Western Financial Bank, Unsec.
  Sub. Capital Deb., 9.63%,
  05/15/12(g)                                         6,240,000        4,703,400
================================================================================
                                                                      10,917,116
================================================================================

REINSURANCE--0.06%

Stingray Pass-Through Trust,
  Pass Through Ctfs., 5.90%,
  01/12/15 (Acquired
  01/07/05-07/19/07; Cost
  $2,927,640)(f)(g)(j)                                3,000,000          465,000
================================================================================

RESEARCH & CONSULTING SERVICES--0.46%

ERAC USA Finance Co.,
  Sr. Unsec. Gtd. Notes,
  7.00%, 10/15/37(f)(g)                               2,460,000        1,766,110
--------------------------------------------------------------------------------
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(f)(g)                               2,240,000        2,056,193
================================================================================
                                                                       3,822,303
================================================================================

SPECIALIZED REIT'S--0.38%

HCP, Inc., Sr. Unsec.
  Medium-Term Notes, 6.70%,
  01/30/18(g)                                         1,680,000        1,454,357
--------------------------------------------------------------------------------
Health Care REIT Inc., Sr.
  Unsec. Notes, 5.88%,
  05/15/15(g)                                         1,905,000        1,695,754
================================================================================
                                                                       3,150,111
================================================================================

SPECIALTY CHEMICALS--0.12%

Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(g)                                    500,000          495,803
--------------------------------------------------------------------------------
  6.05%, 05/01/17(g)                                    500,000          475,639
================================================================================
                                                                         971,442
================================================================================

STEEL--0.20%

United States Steel Corp.,
  Sr. Unsec. Unsub. Notes,
  5.65%, 06/01/13(g)                                  1,900,000        1,703,366
================================================================================

THRIFTS & MORTGAGE FINANCE--0.56%

Countrywide Financial Corp.,
  Sr. Unsec. Gtd. Unsub.
  Medium-Term Global Notes,
  5.80%, 06/07/12(g)                                  1,790,000        1,521,500
--------------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Conv. Putable
  Floating Rate Global Notes,
  0.55%, 05/15/09(c)(g)(h)                            2,950,000        2,723,803
--------------------------------------------------------------------------------
PMI Group Inc. (The), Sr.
  Unsec. Notes, 5.57%,
  11/15/08(g)                                           415,000          410,765
================================================================================
                                                                       4,656,068
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
TOBACCO--0.22%

Philip Morris International
  Inc., Sr. Unsec. Unsub.
  Global Notes, 5.65%,
  05/16/18(g)                                   $     2,050,000  $     1,865,574
================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.12%

Western Power Distribution
  Holdings Ltd. (United
  Kingdom), Sr. Unsec.
  Unsub. Notes, 7.38%,
  12/15/28(f)(g)                                        900,000        1,047,646
================================================================================

TRUCKING--0.77%

Roadway Corp., Sr. Sec. Gtd.
  Global Notes, 8.25%,
  12/01/08(c)(g)                                      4,077,000        4,043,895
--------------------------------------------------------------------------------
Stagecoach Transport
  Holdings PLC (United
  Kingdom), Unsec. Unsub.
  Yankee Notes, 8.63%,
  11/15/09(g)                                         2,300,000        2,413,130
================================================================================
                                                                       6,457,025
================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.72%

Nextel Communications,
  Inc.-Series D, Sr. Unsec.
  Gtd. Notes, 7.38%,
  08/01/15(g)                                         5,090,000        3,440,088
--------------------------------------------------------------------------------
Sprint Nextel Corp., Sr.
  Unsec. Bonds, 9.25%,
  04/15/22(g)                                         2,900,000        2,590,929
================================================================================
                                                                       6,031,017
================================================================================
  Total Bonds & Notes
    (Cost $225,207,601)                                              181,329,654
================================================================================

U.S. GOVERNMENT SPONSORED
  MORTGAGE-BACKED SECURITIES--16.92%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)--6.91%

Pass Through Ctfs.,

  5.50%, 05/01/13 to 02/01/37(g)                      1,805,930        1,818,872
--------------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32(g)                      3,122,446        3,284,276
--------------------------------------------------------------------------------
  6.50%, 01/01/16 to 01/01/35(g)                      2,121,304        2,183,984
--------------------------------------------------------------------------------
  6.00%, 03/01/17 to 01/01/34(g)                      3,746,126        3,822,319
--------------------------------------------------------------------------------
  4.50%, 10/01/18(g)                                    207,420          204,176
--------------------------------------------------------------------------------
  8.00%, 01/01/27(g)                                    626,985          681,200
--------------------------------------------------------------------------------
  7.50%, 11/01/30 to 03/01/32(g)                        269,563          291,925
--------------------------------------------------------------------------------
  5.00%, 10/01/33(g)                                    244,183          238,660
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,

  5.00%, 10/01/38(g)(m)(n)                           11,832,000       11,526,959
--------------------------------------------------------------------------------
  5.50%, 10/01/38(g)(m)(n)                           29,584,000       29,431,465
--------------------------------------------------------------------------------
  6.00%, 10/01/38(g)(m)(n)                            4,000,000        4,049,376
================================================================================
                                                                      57,533,212
================================================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)--7.92%

Pass Through Ctfs.,

  8.50%, 03/01/10 to 10/01/28(g)(o)                     761,962          835,031
--------------------------------------------------------------------------------
  6.50%, 04/01/14 to 01/01/37(g)                      1,984,018        2,057,535
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND


                                                   PRINCIPAL
                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--(CONTINUED)

  7.50%, 11/01/15 to 05/01/32(g)                     $2,123,369  $     2,303,199
--------------------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32(g)                      2,058,346        2,167,398
--------------------------------------------------------------------------------
  5.00%, 11/01/17 to 11/01/18(g)                      1,440,354        1,445,661
--------------------------------------------------------------------------------
  5.50%, 07/01/19 to 10/01/34(g)                      7,904,508        7,943,269
--------------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30(g)                        441,452          480,672
--------------------------------------------------------------------------------
  6.00%, 03/01/22 to 03/01/37(g)                        152,196          154,221
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 10/01/23(g)(m)                               6,500,000        6,551,798
--------------------------------------------------------------------------------
  6.00%, 10/01/23(g)(m)                               3,816,000        3,886,955
--------------------------------------------------------------------------------
  5.00%, 10/01/38(g)(m)(n)                           10,200,000        9,940,216
--------------------------------------------------------------------------------
  6.00%, 10/01/38(g)(m)(n)                           14,208,000       14,392,264
--------------------------------------------------------------------------------
  6.50%, 10/01/38(g)(m)(n)                            6,428,000        6,591,715
--------------------------------------------------------------------------------
  7.00%, 10/01/38(g)(m)(n)                            6,914,000        7,225,130
================================================================================
                                                                      65,975,064
================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)--2.09%

Pass Through Ctfs.,
  6.00%, 11/15/08 to 10/15/33(g)                      4,965,985        5,061,978
--------------------------------------------------------------------------------
  5.00%, 03/15/18(g)                                  1,134,783        1,154,652
--------------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31(g)                        336,157          368,550
--------------------------------------------------------------------------------
  7.50%, 06/15/23 to 05/15/32(g)                        755,093          814,670
--------------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25(g)                         90,158           99,849
--------------------------------------------------------------------------------
  7.00%, 01/15/30 to 06/15/37(g)                      2,485,356        2,607,036
--------------------------------------------------------------------------------
  6.50%, 03/15/31 to 04/15/37(g)                      4,206,843        4,331,676
--------------------------------------------------------------------------------
  5.50%, 12/15/31 to 05/15/35(g)                      2,911,496        2,924,590
================================================================================
                                                                      17,363,001
================================================================================
    Total U.S. Government Sponsored
      Mortgage-Backed Securities
      (Cost $140,630,220)                                            140,871,277
================================================================================


                                                     SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--3.61%

OFFICE SERVICES & SUPPLIES--1.20%

Pitney Bowes International
  Holdings Inc., Series D,
  4.85% Pfd.(g)(h)                                          102        9,959,304
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.33%

Auction Pass Through Trust,
  Series 2007-T2, Class A,
  7.87% Pfd. (Acquired 12/14/07;
  Cost $12,525,000)
  (f)(h)(j)                                                 167       12,525,083
--------------------------------------------------------------------------------
  Series 2007-T3, Class A,
  8.40% Pfd. (Acquired 10/22/07-02/22/08;
  Cost $8,250,000)(f)(h)(j)                                 110        6,921,805
================================================================================
                                                                      19,446,888
================================================================================

SPECIALIZED FINANCE--0.08%

Agfirst Farm Credit Bank -Class
  B, 6.59% Pfd.(f)(g)                                 1,485,000          688,669
--------------------------------------------------------------------------------
    Total Preferred Stocks
      (Cost $32,093,737)                                              30,094,861
================================================================================


                                                   PRINCIPAL
                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.37%

COLLATERALIZED MORTGAGE OBLIGATIONS--2.29%

Accredited Mortgage Loan
  Trust-Series 2003-3, Class
  A3, Floating Rate Pass
  Through Ctfs., 3.59%,
  01/25/34(g)(h)                                $       147,987  $       119,312
--------------------------------------------------------------------------------
Banc of America Mortgage
  Securities Inc.-Series
  2003-D, Class 2AI,
  Floating Rate Pass Through
  Ctfs., 5.15%,
  05/25/33(g)(h)                                        507,347          497,730
--------------------------------------------------------------------------------
Countrywide Asset-Backed
  Ctfs.-Series 2004-6, Class
  2A5, Floating Rate Pass
  Through Ctfs., 3.60%,
  11/25/34(g)(h)                                        434,323          367,976
--------------------------------------------------------------------------------
Countrywide Home Loan Mortgage
  Pass Through Trust-Series
  2004-HYB7, Class 1A2, Pass
  Through Ctfs., 4.69%,
  11/20/34(g)(h)                                        862,820          767,002
--------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
  Corp.,
  Series 2004-AR3, Class 5A1,
  Pass Through Ctfs.,
  4.74%, 04/25/34(g)(h)                                 705,777          672,543
--------------------------------------------------------------------------------
  Series 2004-AR7, Class 2A1,
  Pass Through Ctfs.,
  4.59%, 11/25/34(g)(h)                                 913,278          843,738
--------------------------------------------------------------------------------
  Series 2004-C4, Class A6,
  Pass Through Ctfs.,
  4.69%, 10/15/39(g)                                  2,850,000        2,579,728
--------------------------------------------------------------------------------
Federal Home Loan
  Bank-Series TQ-2015, Class
  A, Pass Through Ctfs.,
  5.07%, 10/20/15(g)                                  2,085,373        2,109,247
--------------------------------------------------------------------------------
GSR Mortgage Loan
  Trust-Series 2004-5, Class
  2A1, Pass Through Ctfs.,
  4.50%, 05/25/34(g)(h)                                 530,957          493,503
--------------------------------------------------------------------------------
Master Asset Securitization
  Trust-Series 2003-8, Class
  1A1, Pass Through Ctfs.,
  5.50%, 09/25/33(g)                                  2,498,790        2,296,049
--------------------------------------------------------------------------------
MLCC Mortgage Investors,
  Inc.-Series 2003-G, Class
  A1, Floating Rate Pass
  Through Ctfs., 3.53%,
  01/25/29(g)(h)                                        541,186          508,651
--------------------------------------------------------------------------------
Morgan Stanley Capital
  I-Series 2008-T29, Class
  A1, Pass Through Ctfs.,
  6.23%, 01/11/43(g)(j)                               1,166,991        1,127,173
--------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan
  Trust-Series 2004-6AR,
  Class 2A2, Pass Through
  Ctfs., 4.89%,
  08/25/34(g)(h)                                        384,900          322,213
--------------------------------------------------------------------------------
Nomura Asset Acceptance
  Corp.-Series 2005-AR1,
  Class 2A1, Floating Rate
  Pass Through Ctfs., 3.49%,
  02/25/35(g)(h)                                         90,018           58,451
--------------------------------------------------------------------------------
Option One Mortgage Securities
  Corp.-Series 2007-4A, Floating
  Rate Notes, 3.31%, 04/25/12
  (Acquired 05/11/07; Cost
  $839,596)(f)(h)(j)                                    839,196          503,518
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND


                                                   PRINCIPAL
                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--
  (CONTINUED)

Specialty Underwriting &
  Residential Finance-Series
  2003-BC3, Class A,
  Floating Rate Pass Through
  Ctfs., 3.56%,
  08/25/34(g)(h)                                $         8,370  $         6,137
--------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust,
  Series 2004-3AC, Class A1,
  Floating Rate Pass Through Ctfs.,
  4.94%, 03/25/34(g)(h)                                 887,545          768,361
--------------------------------------------------------------------------------
  Series 2005-1, Class 1A1,
  Pass Through Ctfs.,
  5.25%, 02/25/35(g)(h)                                 396,794          265,073
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
  Series 2003-37A, Class 7A,
  Pass Through Ctfs.,
  5.80%, 12/25/33(g)(h)                                 247,973          251,801
--------------------------------------------------------------------------------
  Series 2004-2AC, Class A1,
  Floating Rate Pass Through Ctfs.,
  5.01%, 02/25/34(g)(h)                               1,608,808        1,537,001
--------------------------------------------------------------------------------
  Series 2007-OSI, Class
  A2, Floating Rate Pass
  Through Ctfs., 3.30%,
  06/25/37(g)(h)                                      2,075,003        1,885,550
--------------------------------------------------------------------------------
Vanderbilt Mortgage
  Finance-Series 2002-B,
  Class A4, Pass Through
  Ctfs.,
   5.84%, 02/07/26(g)                                 1,175,000        1,062,776
================================================================================
                                                                      19,043,533
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.08%

Citicorp Lease Pass-Through
  Trust-Series 1999-1, Class
  A2, Pass Through Ctfs.,
  8.04%, 12/15/19(f)(g)                               6,085,000        5,316,580
--------------------------------------------------------------------------------
LILACS Repackaging
  2005-I-Series A, Sr. Sec.
  Notes, 5.14%, 04/15/15
  (Acquired 07/14/05; Cost
  $4,356,217)(f)(j)                                   4,356,217        3,621,759
--------------------------------------------------------------------------------
Patron's Legacy
  2004-I-LILACS-I-Series A,
  Ctfs., 6.67%, 05/04/18
  (Acquired 04/30/04; Cost
  $97,226)(f)(j)                                         97,226           79,239
================================================================================
                                                                       9,017,578
================================================================================
    Total Asset-Backed Securities
      (Cost $32,250,915)                                              28,061,111
================================================================================

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES--0.97%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--0.46%

Sr. Unsec. Floating Rate
  Global Notes, 6.16%,
  02/17/09(g)(h)(p)                                   3,860,000        3,864,825
================================================================================


                                                   PRINCIPAL
                                                     AMOUNT           VALUE
--------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION--0.51%

  Sr. Unsec. Unsub. Floating Rate
  Medium-Term Notes,
  1.72%, 12/15/08(g)(h)                         $     1,520,000  $     1,496,940
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Medium-Term Notes,
  5.05%, 11/14/14(g)                                  1,230,000          796,962
--------------------------------------------------------------------------------
  Series A,
  Sr. Unsec. Unsub. Medium-Term Notes,
  4.00%, 01/15/09(g)                                  2,000,000        1,918,751
================================================================================
                                                                       4,212,653
================================================================================
    Total U.S. Government Sponsored
      Agency Securities (Cost $8,467,884)                              8,077,478
================================================================================

MUNICIPAL OBLIGATIONS--0.40%

Detroit (City of), Michigan;
  Series 2005 A-1, Taxable
  Capital Improvement
  Limited Tax GO, (INS-Ambac
  Assurance Corp.) 4.96%,
  04/01/20(e)(g)                                      1,550,000        1,368,433
--------------------------------------------------------------------------------
Industry (City of), California
  Urban Development Agency
  (Project No. 3); Series 2003,
  Taxable Allocation RB,
  (INS-MBIA Insurance Corp.)
  6.10%, 05/01/24(e)(g)                               2,060,000        1,985,758
================================================================================
    Total Municipal Obligations
      (Cost $3,655,416)                                                3,354,191
================================================================================

U.S. TREASURY SECURITIES--0.33%

U.S. TREASURY BILLS--0.05%

1.60%, 10/23/08(o)(q)                                   380,000          379,628
================================================================================

U.S. TREASURY NOTES--0.28%

  3.25%, 12/31/09 (g)(p)                              2,300,000        2,340,607
================================================================================
    Total U.S. Treasury Securities
      (Cost $2,708,094)                                                2,720,235
================================================================================


                                                     SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.62%

Liquid Assets Portfolio
  -Institutional Class(r)                             6,727,931        6,727,931
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(r)                             6,727,931        6,727,931
--------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $13,455,862)                                              13,455,862
================================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-110.24% (Cost $979,345,082)                                  918,034,891
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--3.72%

Liquid Assets Portfolio
  -Institutional Class (Cost
  $30,960,868)(r)(s)                                 30,960,868  $    30,960,868
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--113.96%
  (Cost $1,010,305,950)                                              948,995,759
================================================================================
OTHER ASSETS LESS LIABILITIES--(13.96)%                             (116,223,971)
================================================================================
NET ASSETS--100.00%                                              $   832,771,788
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR    -- American Depositary Receipt

Conv.  -- Convertible

Ctfs.  -- Certificates

Deb.   -- Debentures

GO     -- General Obligation Bonds

Gtd.   -- Guaranteed

INS    -- Insurer

Jr.    -- Junior

LILACS -- Life Insurance and Life Annuities Based Charitable Securities

Pfd.   -- Preferred

RB     -- Revenue Bonds

REIT   -- Real Estate Investment Trust

Sec.   -- Secured

Sr.    -- Senior

Sub.   -- Subordinated

TBA    -- To Be Announced

Unsec. -- Unsecured

Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2008.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $34,364,901, which represented 4.13% of the Fund's Net Assets. See Note 1A.

(e) Principal and/or interest payments are secured by the bond insurance company listed.

(f) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2008 was $70,267,925, which represented 8.44% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at September 30, 2008.

(g) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2008 was $367,977,564, which represented 44.19% of the Fund's Net Assets. See Note 1A.

(h) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2008.

(i)  Perpetual bond with no specified maturity date.

(j) Security considered to be illiquid at September 30, 2008. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2008 was $26,701,673, which represented 3.21% of the Fund's Net Assets.

(k) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The market value of this security at September 30, 2008 represented 0.01% of the Fund's Net Assets.

(l) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2008 represented 0.18% of the Fund's Net Assets. See Note 1A.

(m)  Security purchased on forward commitment basis.

(n)  This security is subject to dollar roll transactions. See Note 1D.

(o) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(p) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1I and Note 4.

(q) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(r) The money market fund and the Fund are affiliated by having the same investment advisor.

(s) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM BASIC BALANCED FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA

AIM BASIC BALANCED FUND
     mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM BASIC BALANCED FUND


G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM BASIC BALANCED FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES   OTHER INVESTMENTS*
------------------------------------------------------------
Level 1                    $520,122,052          $  (638,099)
------------------------------------------------------------
Level 2                     428,873,707           (6,617,916)
------------------------------------------------------------
Level 3                              --                   --
============================================================
                           $948,995,759          $(7,256,015)
============================================================

* Other investments include futures and swap contracts, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS AT PERIOD-END

                             OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------------------
                                                                                             UNREALIZED
                                NUMBER OF            MONTH/                                 APPRECIATION
    CONTRACT                    CONTRACTS          COMMITMENT               VALUE          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes       297           December-2008/Long        $ 34,043,625             $(597,996)
------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes        121           December-2008/Short        (13,580,359)              (45,436)
------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds          130           December-2008/Short        (15,232,344)                5,333
------------------------------------------------------------------------------------------------------------
   Subtotal                                                               $(28,812,703)            $ (40,103)
============================================================================================================
   TOTAL                                                                  $  5,230,922             $(638,099)
____________________________________________________________________________________________________________
============================================================================================================

AIM BASIC BALANCED FUND


NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------------
                                                                                          NOTIONAL     UNREALIZED
                                                 BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
 COUNTERPARTY         REFERENCE ENTITY          PROTECTION     FIXED RATE       DATE       (000)     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International   AMBAC Financial Group, Inc.        Sell            2.30%      12/20/08     $ 5,710      $  (421,032)
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International   AMBAC Financial Group, Inc.        Sell            6.75%      12/20/08       2,855         (182,638)
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International   Assured Guaranty Corp.             Sell            5.00%      03/20/09       2,645         (137,967)
-------------------------------------------------------------------------------------------------------------------
                CDX North America
Merrill Lynch   Investment Grade High
International   Volatility Index                   Sell            3.50%(a)   06/20/13      21,000         (467,266)
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International   Morgan Stanley                     Sell            2.30%      12/20/08       5,045         (241,354)
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch   Lehman Brothers
International   Holdings Inc. *                    Sell            0.90%      09/20/08       5,190       (4,385,550)
-------------------------------------------------------------------------------------------------------------------
UBS AG          AMBAC Financial Group, Inc.        Sell            5.10%      12/20/08       2,855         (192,975)
-------------------------------------------------------------------------------------------------------------------
UBS AG          AMBAC Financial Group, Inc.        Sell           11.00%      12/20/08       4,995         (272,954)
-------------------------------------------------------------------------------------------------------------------
UBS AG          iStar Financial Inc.               Sell            5.00%(b)   03/20/09       2,470         (171,268)
-------------------------------------------------------------------------------------------------------------------
UBS AG          MBIA Inc.                          Sell            7.10%      12/20/08       5,200         (169,079)
-------------------------------------------------------------------------------------------------------------------
UBS AG          Pulte Homes, Inc.                  Sell            4.20%      12/20/08       5,720           24,167
===================================================================================================================
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                    $63,685      $(6,617,916)
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Unamortized premium at period-end of $156,527.

(b)  Unamortized premium at period-end of $92,978.

*    On September 15, 2008, Lehman Brothers Holdings Inc. filed for bankruptcy.

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $396,485,278 and $597,102,963, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $ 69,580,977
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (135,842,664)
------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities     $(66,261,687)
____________________________________________________________________________________
====================================================================================
Cost of investments for tax purposes is $1,015,257,446.

                         AIM EUROPEAN SMALL COMPANY FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            ESC-QTR-1 09/08             Invesco Aim Advisors, Inc.

AIM EUROPEAN SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (a)
September 30, 2008
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--90.81%

AUSTRIA--2.06%

Andritz AG (b)                                        92,992   $     3,995,599
==============================================================================

BRAZIL--1.99%

Ocean Wilsons Holdings Ltd.                          325,000         3,856,823
==============================================================================

FINLAND--2.12%

Nokian Renkaat Oyj (b)                               169,350         4,115,644
==============================================================================

FRANCE--1.80%

Alten (b)(c)                                          44,663         1,294,214
------------------------------------------------------------------------------
Sword Group (b)                                       78,300         2,209,542
==============================================================================
                                                                     3,503,756
==============================================================================

GERMANY--7.96%

Elexis AG (b)                                        155,354         2,942,733
------------------------------------------------------------------------------
ElringKlinger AG                                     130,245         2,475,081
------------------------------------------------------------------------------
Symrise AG (b)                                       180,860         3,094,938
------------------------------------------------------------------------------
Takkt AG (b)                                         356,300         4,900,160
------------------------------------------------------------------------------
Wirecard AG (b)(c)                                   282,116         2,046,074
==============================================================================
                                                                    15,458,986
==============================================================================

GREECE--5.61%

Intralot S.A. Integrated Lottery (b)                 741,692         6,400,526
------------------------------------------------------------------------------
Jumbo S.A. (b)                                       276,500         4,490,622
==============================================================================
                                                                    10,891,148
==============================================================================

IRELAND--5.14%

CPL Resources PLC                                    692,200         1,685,669
------------------------------------------------------------------------------
DCC PLC (b)                                          206,652         3,988,144
------------------------------------------------------------------------------
Paddy Power PLC (b)                                  248,048         4,317,438
------------------------------------------------------------------------------
                                                                     9,991,251
------------------------------------------------------------------------------

ISRAEL--2.09%

Advanced Vision Technology Ltd. (b)(c)               251,356         1,827,310
------------------------------------------------------------------------------
Israel Discount Bank --Class A (b)                 1,435,000         2,225,387
==============================================================================
                                                                     4,052,697
==============================================================================

ITALY--2.35%

Biesse S.p.A. (b)                                     30,587           259,918
------------------------------------------------------------------------------
Cementir Holding S.p.A. (b)                          904,313         4,307,586
==============================================================================
                                                                     4,567,504
==============================================================================

NETHERLANDS--8.01%

Aalberts Industries N.V. (b)                         519,336         6,653,634
------------------------------------------------------------------------------
Accell Group N.V. (b)                                 74,680         2,287,454
------------------------------------------------------------------------------
Bateman Litwin B.V. (b)                              209,573           101,700
------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (b)(d)                     35,000           453,979
------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (b)                       290,594         3,769,245
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
NETHERLANDS--(CONTINUED)

USG People N.V. (b)                                  166,171   $     2,297,960
==============================================================================
                                                                    15,563,972
==============================================================================

NORWAY--5.98%

ODIM A.S.A. (b)(c)                                   191,828         2,554,433
------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (b)(c)                 255,926         3,396,536
------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (b)(c)              409,507         3,288,319
------------------------------------------------------------------------------
Veidekke A.S.A. (b)                                  441,300         2,377,691
==============================================================================
                                                                    11,616,979
==============================================================================

SWEDEN--2.44%

Oriflame Cosmetics S.A.-SDR (b)                       62,550         2,902,548
------------------------------------------------------------------------------
Poolia A.B. --Class B (b)                            396,300         1,852,725
==============================================================================
                                                                     4,755,273
==============================================================================

SWITZERLAND--15.24%

Aryzta AG (c)                                         85,639         3,339,228
------------------------------------------------------------------------------
Conzzeta AG                                            2,347         5,051,689
------------------------------------------------------------------------------
Daetwyler Holding AG (c)                             103,475         5,738,257
------------------------------------------------------------------------------
Dufry Group                                           33,520         1,533,902
------------------------------------------------------------------------------
Galenica AG (b)                                        5,040         1,789,374
------------------------------------------------------------------------------
Lem Holding SA                                         4,248           982,349
------------------------------------------------------------------------------
Mobilezone Holding AG                                981,003         6,543,946
------------------------------------------------------------------------------
Schweiter AG                                          12,121         4,630,307
==============================================================================
                                                                    29,609,052
==============================================================================

UNITED KINGDOM--28.02%

Amlin PLC (b)                                        911,184         5,147,760
------------------------------------------------------------------------------
Homeserve PLC (b)                                    290,906         7,609,919
------------------------------------------------------------------------------
IG Group Holdings PLC (b)                            566,475         3,228,854
------------------------------------------------------------------------------
Inchcape PLC (b)                                     742,028         2,512,015
------------------------------------------------------------------------------
Informa PLC                                          450,919         2,523,245
------------------------------------------------------------------------------
Kier Group PLC (b)                                   286,054         4,020,516
------------------------------------------------------------------------------
Lancashire Holdings Ltd.                             944,500         5,171,872
------------------------------------------------------------------------------
Mears Group PLC                                    1,030,000         5,209,723
------------------------------------------------------------------------------
Mitie Group PLC (b)                                1,635,405         6,091,187
------------------------------------------------------------------------------
Morgan Sindall PLC (b)                               171,000         1,365,603
------------------------------------------------------------------------------
Savills PLC (b)                                      938,263         4,411,656
------------------------------------------------------------------------------
Spectris PLC (b)                                     163,018         1,954,421
------------------------------------------------------------------------------
Ultra Electronics Holdings PLC (b)                   214,250         4,883,404
------------------------------------------------------------------------------
Zetar PLC (c)                                        111,000           291,078
==============================================================================
                                                                    54,421,253
==============================================================================
  Total Common Stocks & Other Equity
    Interests
    (Cost $175,124,845)                                            176,399,937
==============================================================================
PREFERRED STOCKS--4.31%

GERMANY--4.31%
------------------------------------------------------------------------------
Fuchs Petrolub AG -Pfd.
  (Cost $6,128,774)                                  151,875         8,378,306
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM EUROPEAN SMALL COMPANY FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.27%

Liquid Assets Portfolio -Institutional
  Class(e)                                           259,781   $       259,781
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)             259,781           259,781
==============================================================================
    Total Money Market Funds
      (Cost $519,562)                                                  519,562
==============================================================================
TOTAL INVESTMENTS--95.39%
   (Cost $181,773,181)                                             185,297,805
==============================================================================
OTHER ASSETS LESS LIABILITIES--4.61%                                 8,945,225
==============================================================================
NET ASSETS--100.00%                                            $   194,243,030
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

Pfd. -- Preferred
SDR  -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $127,366,768, which represented 65.57% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2008 represented 0.23% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid as of September 30, 2008.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM EUROPEAN SMALL COMPANY FUND
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM EUROPEAN SMALL COMPANY FUND

     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider.
     Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM EUROPEAN SMALL COMPANY FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
-----------   -------------------------
Level 1              $ 60,156,426
---------------------------------------
Level 2               125,141,379
---------------------------------------
Level 3                        --
=======================================
                     $185,297,805
=======================================

AIM EUROPEAN SMALL COMPANY FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $42,472,190 and $122,731,081, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $ 32,607,562
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (29,120,980)
================================================================================
Net unrealized appreciation of investment securities            $  3,486,582
================================================================================
Cost of investments for tax purposes is $181,811,223.

                          AIM GLOBAL CORE EQUITY FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              GCE-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM GLOBAL CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)

                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--98.76%

AUSTRALIA--0.82%

BHP Billiton Ltd. (b)                                    39,356  $     1,011,149
================================================================================

BERMUDA--1.18%

PartnerRe Ltd.                                           21,400        1,457,126
================================================================================

BRAZIL--0.81%

Banco Bradesco S.A., Pfd.                                 5,600           91,032
--------------------------------------------------------------------------------
Companhia Energetica de Minas
  Gerais S.A. -ADR                                       11,300          223,062
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce -ADR                           8,530          163,350
--------------------------------------------------------------------------------
Empresa Brasileira de
  Aeronautica S.A. -ADR                                   6,200          167,462
--------------------------------------------------------------------------------
Natura Cosmeticos S.A.                                   13,000          126,358
--------------------------------------------------------------------------------
Petroleo Brasileiro S.A. -ADR                             5,090          223,706
================================================================================
                                                                         994,970
================================================================================

CHINA--0.22%

China COSCO Holdings Co. Ltd.
  -Class H (b)                                          120,000          109,628
--------------------------------------------------------------------------------
CNOOC Ltd. (b)                                          141,000          161,804
================================================================================
                                                                         271,432
================================================================================

DENMARK--0.75%

Danske Bank A.S. (b)                                     38,000          916,663
================================================================================

EGYPT--0.07%

Orascom Telecom Holding S.A.E-GDR(b)                      2,552           90,961
================================================================================

FINLAND--2.69%

Nokia -ADR                                              117,000        2,182,050
--------------------------------------------------------------------------------
UPM-Kymmene Oyj (b)                                      71,480        1,124,093
================================================================================
                                                                       3,306,143
================================================================================

FRANCE--4.75%

Publicis Groupe (b)                                      42,910        1,350,525
--------------------------------------------------------------------------------
Sanofi-Aventis (b)                                       24,239        1,593,093
--------------------------------------------------------------------------------
Societe Generale (b)                                     15,115        1,371,912
--------------------------------------------------------------------------------
Total S.A. (b)                                           25,272        1,524,520
================================================================================
                                                                       5,840,050
================================================================================

GERMANY--2.44%

BASF S.E. (b)                                            23,783        1,139,697
--------------------------------------------------------------------------------
Bayerische Motoren Werke AG (b)                          27,184        1,060,178
--------------------------------------------------------------------------------
Commerzbank AG (b)                                       53,896          804,714
================================================================================
                                                                       3,004,589
================================================================================

HONG KONG--1.83%

Cheung Kong (Holdings) Ltd. (b)                          74,000          839,381
--------------------------------------------------------------------------------
Denway Motors Ltd. (b)                                  456,000          142,936
--------------------------------------------------------------------------------


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
HONG KONG--(CONTINUED)

Hutchison Whampoa Ltd. (b)                              166,000  $     1,263,723
================================================================================
                                                                       2,246,040
================================================================================

HUNGARY--0.10%

OTP Bank Nyrt. (b)(c)                                     3,456          125,254
================================================================================

INDIA--0.25%

Reliance Communications Ltd. (b)                         18,983          137,406
--------------------------------------------------------------------------------
State Bank of India -GDR(b)                               2,700          165,762
================================================================================
                                                                         303,168
================================================================================

INDONESIA--0.22%

PT Astra International Tbk (b)                           66,500          118,163
--------------------------------------------------------------------------------
PT Telekomunikasi Indonesia (b)                         199,500          148,785
================================================================================
                                                                         266,948
================================================================================

ISRAEL--0.28%

Makhteshim-Agan Industries Ltd. (b)                      22,802          150,294
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd. -ADR                                               4,300          196,897
================================================================================
                                                                         347,191
================================================================================

ITALY--1.19%

Eni S.p.A. (b)                                           55,401        1,462,158
================================================================================

JAPAN--15.33%

Canon Inc. (b)                                           39,000        1,458,576
--------------------------------------------------------------------------------
East Japan Railway Co. (b)                                  236        1,759,850
--------------------------------------------------------------------------------
FUJIFILM Holdings Corp. (b)                              42,700        1,106,971
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group,
  Inc. (b)                                              243,900        2,114,976
--------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (b)                       31,000        1,244,278
--------------------------------------------------------------------------------
Nippon Telegraph and Telephone
  Corp. (b)                                                 205          913,405
--------------------------------------------------------------------------------
NOK Corp. (b)                                            47,900          536,275
--------------------------------------------------------------------------------
NTT DoCoMo, Inc. (b)                                        890        1,435,689
--------------------------------------------------------------------------------
Seven & I Holdings Co., Ltd. (b)                         40,900        1,177,586
--------------------------------------------------------------------------------
SMC Corp. (b)                                            15,200        1,590,761
--------------------------------------------------------------------------------
Sony Corp. (b)                                           27,800          860,019
--------------------------------------------------------------------------------
Sumitomo Chemical Co., Ltd. (b)                         218,000          950,354
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (b)                       27,000        1,360,248
--------------------------------------------------------------------------------
Tokyo Electron Ltd. (b)                                  18,600          828,893
--------------------------------------------------------------------------------
Toyota Motor Corp. (b)                                   35,400        1,503,478
================================================================================
                                                                      18,841,359
================================================================================

MEXICO--0.29%

Cemex S.A.B. de C.V. -CPO                               122,900          212,392
--------------------------------------------------------------------------------
Fomento Economico Mexicano,
  S.A.B. de C.V. -ADR                                     3,700          141,118
================================================================================
                                                                         353,510
================================================================================

NETHERLANDS--5.83%

Aegon N.V. (b)                                           77,452          692,120
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL CORE EQUITY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
NETHERLANDS--(CONTINUED)

Heineken N.V. (b)                                        48,274  $     1,945,118
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips
  Electronics N.V. (b)                                   42,100        1,152,621
--------------------------------------------------------------------------------
TNT N.V. (b)                                             50,231        1,404,724
--------------------------------------------------------------------------------
Unilever N.V. (b)                                        69,997        1,977,264
================================================================================
                                                                       7,171,847
================================================================================

NORWAY--0.99%

StatoilHydro A.S.A. (b)                                  50,850        1,212,064
================================================================================

RUSSIA--0.40%

Evraz Group S.A. -GDR,
  REGS(b)(d)                                              2,800          108,499
--------------------------------------------------------------------------------
Gazprom -ADR(b)                                           6,600          212,096
--------------------------------------------------------------------------------
LUKOIL -ADR(e)                                            2,800          167,300
================================================================================
                                                                         487,895
================================================================================

SOUTH AFRICA--0.43%

Barloworld Ltd. (b)                                      20,777          163,632
--------------------------------------------------------------------------------
Sasol Ltd. (b)                                            3,199          135,862
--------------------------------------------------------------------------------
Standard Bank Group Ltd. (b)                             20,350          233,642
================================================================================
                                                                         533,136
================================================================================

SOUTH KOREA--0.80%

Daelim Industrial Co., Ltd. (b)                           2,785          174,050
--------------------------------------------------------------------------------
Hyundai Motor Co. (b)                                     2,806          177,044
--------------------------------------------------------------------------------
LG Electronics Inc. (b)                                   1,400          130,477
--------------------------------------------------------------------------------
Lotte Shopping Co., Ltd. (b)                                617          140,359
--------------------------------------------------------------------------------
POSCO (b)                                                   494          182,615
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (b)                           392          180,521
================================================================================
                                                                         985,066
================================================================================

SWEDEN--1.87%

Telefonaktiebolaget LM Ericsson
  -Class B (b)                                          243,700        2,297,201
================================================================================

SWITZERLAND--6.34%

Credit Suisse Group AG (b)                               27,744        1,320,784
--------------------------------------------------------------------------------
Holcim Ltd. (b)                                          17,224        1,260,153
--------------------------------------------------------------------------------
Novartis AG (b)                                          44,874        2,346,891
--------------------------------------------------------------------------------
Swisscom AG (b)                                           4,143        1,237,186
--------------------------------------------------------------------------------
Zurich Financial Services AG (b)                          5,865        1,625,559
================================================================================
                                                                       7,790,573
================================================================================

TAIWAN--0.58%

AU Optronics Corp. -ADR                                  16,324          185,441
--------------------------------------------------------------------------------
Chinatrust Financial Holding
  Co. Ltd. (b)                                          237,694          127,699
High Tech Computer Corp. (b)                             15,000          233,134
--------------------------------------------------------------------------------
Taiwan Semiconductor
  Manufacturing Co. Ltd. -ADR                            17,500          163,975
================================================================================
                                                                         710,249
================================================================================

THAILAND--0.20%

PTT PCL (f)                                              36,000          247,263
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
TURKEY--0.10%

Turkiye Is Bankasi -Class C(b)                           28,291  $       118,126
================================================================================

UNITED KINGDOM--12.56%

Barclays PLC (b)                                        259,889        1,578,766
--------------------------------------------------------------------------------
BP PLC (b)                                              283,486        2,359,961
--------------------------------------------------------------------------------
Diageo plc (b)                                           72,714        1,230,903
--------------------------------------------------------------------------------
GlaxoSmithKline PLC -ADR                                 31,400        1,364,644
--------------------------------------------------------------------------------
HSBC Holdings PLC (b)                                   149,316        2,418,149
--------------------------------------------------------------------------------
Kingfisher PLC (b)                                      346,615          821,889
--------------------------------------------------------------------------------
Morrison (William) Supermarkets
  PLC (b)                                               205,510          953,946
--------------------------------------------------------------------------------
National Grid PLC                                       106,015        1,345,738
--------------------------------------------------------------------------------
Royal Dutch Shell PLC -Class B (b)                       62,097        1,761,659
--------------------------------------------------------------------------------
Vodafone Group PLC (b)                                  725,892        1,603,639
================================================================================
                                                                      15,439,294
================================================================================

UNITED STATES--35.44%

3M Co.                                                   27,100        1,851,201
--------------------------------------------------------------------------------
Alcoa Inc.                                               45,700        1,031,906
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 19,600          950,796
--------------------------------------------------------------------------------
Apache Corp.                                             13,200        1,376,496
--------------------------------------------------------------------------------
Bank of America Corp.                                    55,000        1,925,000
--------------------------------------------------------------------------------
Bank of New York Mellon Corp.                            51,800        1,687,644
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                       35,900        1,346,250
--------------------------------------------------------------------------------
Boston Scientific Corp. (c)                             120,500        1,478,535
--------------------------------------------------------------------------------
Chevron Corp.                                            27,100        2,235,208
--------------------------------------------------------------------------------
ConocoPhillips                                           39,000        2,856,750
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                                   40,000        1,271,200
--------------------------------------------------------------------------------
Gannett Co., Inc.                                        46,200          781,242
--------------------------------------------------------------------------------
Home Depot, Inc. (The)                                   43,700        1,131,393
--------------------------------------------------------------------------------
International Business Machines Corp.                    10,400        1,216,384
--------------------------------------------------------------------------------
Johnson & Johnson                                        49,330        3,417,582
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     33,900        1,583,130
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                     19,400        1,257,896
--------------------------------------------------------------------------------
Microsoft Corp.                                          54,600        1,457,274
--------------------------------------------------------------------------------
Mylan Inc. (c)                                          103,200        1,178,544
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                   19,400        1,174,476
--------------------------------------------------------------------------------
NVIDIA Corp. (c)                                        116,500        1,247,715
--------------------------------------------------------------------------------
Oracle Corp. (c)                                        108,600        2,205,666
--------------------------------------------------------------------------------
Pfizer Inc.                                              71,800        1,323,992
--------------------------------------------------------------------------------
PG&E Corp.                                               51,700        1,936,165
--------------------------------------------------------------------------------
Philip Morris International Inc.                         27,300        1,313,130
--------------------------------------------------------------------------------
Progress Energy, Inc.                                    34,400        1,483,672
--------------------------------------------------------------------------------
Seagate Technology                                      102,700        1,244,724
--------------------------------------------------------------------------------
Valero Energy Corp.                                      52,960        1,604,688
================================================================================
                                                                      43,568,659
================================================================================
TOTAL INVESTMENTS--98.76%
  (Cost $132,939,318)                                                121,400,084
================================================================================
OTHER ASSETS LESS LIABILITIES--1.24%                                   1,521,932
================================================================================
NET ASSETS--100.00%                                              $   122,922,016
________________________________________________________________________________
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL CORE EQUITY FUND


Investment Abbreviations:

ADR  -- American Depositary Receipt

CPO  -- Certificates of Ordinary Participation

GDR  -- Global Depositary Receipt

Pfd. -- Preferred

REGS -- Regulation S

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $69,172,511, which represented 56.27% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2008 represented 0.09% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid at September 30, 2008.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at September 30, 2008 represented 0.14% of the Fund's Net Assets. See Note 1A.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2008 represented 0.20% of the Fund's Net Assets. See Note 1A.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM GLOBAL CORE EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM GLOBAL CORE EQUITY FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM GLOBAL CORE EQUITY FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
----------------------------------------
Level 1                     $ 51,963,303
----------------------------------------
Level 2                       69,436,781
----------------------------------------
Level 3                               --
========================================
                            $121,400,084
========================================

AIM GLOBAL CORE EQUITY FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $278,062,251 and $411,061,684, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $   2,234,861
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (15,989,819)
-----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   $ (13,754,958)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $135,155,042.

                      AIM INTERNATIONAL SMALL COMPANY FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             ISC-QTR-1 09/08            Invesco Aim Advisors, Inc.

AIM INTERNATIONAL SMALL COMPANY FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS--94.96%

AUSTRIA--1.24%

Andritz AG (b)                                          125,760  $     5,403,545
================================================================================

BRAZIL--7.94%

American Banknote S.A. (c)                              325,900        2,551,277
--------------------------------------------------------------------------------
American Banknote S.A.                                1,100,600        8,615,943
--------------------------------------------------------------------------------
Equatorial Energia S.A.                               1,732,800       10,469,678
--------------------------------------------------------------------------------
Duratex S.A. -Pfd.                                      266,000        3,144,497
--------------------------------------------------------------------------------
Gafisa S.A.                                             397,700        5,035,698
--------------------------------------------------------------------------------
OdontoPrev S.A. (c)                                     139,600        2,090,342
--------------------------------------------------------------------------------
OdontoPrev S.A.                                         186,200        2,788,121
================================================================================
                                                                      34,695,556
================================================================================

CANADA--7.98%

BMTC Group, Inc. -Class A                               147,564        2,495,797
--------------------------------------------------------------------------------
Canam Group Inc. (c)                                    320,100        2,195,659
--------------------------------------------------------------------------------
FirstService Corp. -Series 1, 7% Pfd.                    36,320          662,840
--------------------------------------------------------------------------------
Genesis Land Development Corp. (d)                    1,208,400        3,122,481
--------------------------------------------------------------------------------
Groupe Aeroplan, Inc.                                   349,200        4,341,006
--------------------------------------------------------------------------------
Hemisphere GPS Inc. (d)                                 348,700          920,692
--------------------------------------------------------------------------------
Onex Corp.                                              221,600        5,621,987
--------------------------------------------------------------------------------
Reitmans (Canada) Ltd. -Class A                         466,700        6,577,872
--------------------------------------------------------------------------------
Sherritt International Corp.                            610,207        3,222,329
--------------------------------------------------------------------------------
Total Energy Trust Ltd.                                 598,190        3,552,324
--------------------------------------------------------------------------------
Transat A.T. Inc. -Class A (e)                          160,300        2,134,321
================================================================================
                                                                      34,847,308
================================================================================

CHINA--1.00%

Xinyi Glass Holdings Co. Ltd. (b)                    10,728,000        4,379,816
================================================================================

FINLAND--1.77%

Nokian Renkaat Oyj (b)                                  318,000        7,728,224
================================================================================

GERMANY--4.87%

Fuchs Petrolub AG -Pfd.                                 130,100        7,177,071
--------------------------------------------------------------------------------
MTU Aero Engines Holding AG (b)                         130,000        3,607,182
--------------------------------------------------------------------------------
Symrise AG (b)                                          358,712        6,138,401
--------------------------------------------------------------------------------
Wirecard AG (b)(d)                                      597,731        4,335,101
================================================================================
                                                                      21,257,755
================================================================================

GREECE--4.02%

Intralot S.A. (b)                                     1,172,600       10,119,103
--------------------------------------------------------------------------------
Jumbo S.A. (b)                                          459,000        7,454,596
================================================================================
                                                                      17,573,699
================================================================================

HONG KONG--5.80%

First Pacific Co. Ltd. (b)                           35,420,000       18,507,177
--------------------------------------------------------------------------------
Paliburg Holdings Ltd. (b)                          229,421,700        3,421,440
--------------------------------------------------------------------------------
Paliburg Holdings Ltd. -Wts.,
  expiring 11/08/10(d)                               25,491,300           49,244
--------------------------------------------------------------------------------


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
HONG KONG--(CONTINUED)

Regal Hotels International Holdings Ltd. (b)        118,356,000  $     3,356,261
================================================================================
                                                                      25,334,122
================================================================================

INDONESIA--0.53%

PT Kawasan Industri Jababeka Tbk (b)(d)             127,385,500        1,228,026
--------------------------------------------------------------------------------
Total Bangun Persada (b)                             72,688,500        1,095,840
================================================================================
                                                                       2,323,866
================================================================================

IRELAND--2.93%

DCC PLC (b)                                             318,895        6,154,303
--------------------------------------------------------------------------------
Paddy Power PLC (b)                                     380,171        6,617,125
================================================================================
                                                                      12,771,428
================================================================================

ISRAEL--1.96%

Israel Discount Bank -Class A (b)                     5,518,687        8,558,338
================================================================================

ITALY--0.96%

Cementir Holding S.p.A. (b)                             882,224        4,202,368
================================================================================

JAPAN--6.19%

EXEDY Corp. (b)                                         406,600        7,698,463
--------------------------------------------------------------------------------
Miyano Machinery Inc. (b)                               980,000        2,410,631
--------------------------------------------------------------------------------
Nippon Ceramic Co., Ltd. (b)                            754,300        7,819,719
--------------------------------------------------------------------------------
Nishio Rent All Co., Ltd. (b)                           302,000        2,685,384
--------------------------------------------------------------------------------
Noritsu Koki Co., Ltd. (b)                              437,500        5,458,292
--------------------------------------------------------------------------------
Takeuchi Mfg. Co., Ltd. (b)                              73,700          939,975
================================================================================
                                                                      27,012,464
================================================================================

MALAYSIA--5.86%

IGB Corp. Berhad (b)                                 31,876,900       12,927,311
--------------------------------------------------------------------------------
Lion Diversified Holdings Berhad (b)                 25,132,200        4,077,006
--------------------------------------------------------------------------------
Parkson Holdings Berhad (b)                           7,727,360        8,594,900
================================================================================
                                                                      25,599,217
================================================================================

NETHERLANDS--4.26%

Aalberts Industries N.V. (b)                            586,484        7,513,921
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (b)(c)                        65,000          843,104
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (b)                          487,688        6,325,717
--------------------------------------------------------------------------------
USG People N.V. (b)                                     282,739        3,909,966
================================================================================
                                                                      18,592,708
================================================================================

NEW ZEALAND--1.41%

Freightways Ltd. (b)                                  2,847,600        6,160,880
================================================================================

NORWAY--2.51%

Petroleum Geo-Services A.S.A. (b)(d)                    519,400        6,893,245
--------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (b)(d)                 508,623        4,084,215
================================================================================
                                                                      10,977,460
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL SMALL COMPANY FUND


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
PHILIPPINES--5.52%

First Gen Corp. (b)(d)                                8,958,200  $     3,557,085
--------------------------------------------------------------------------------
Globe Telecom, Inc. (b)                                 376,020        8,276,274
--------------------------------------------------------------------------------
Manila Water Co. (b)                                 24,303,300        8,589,844
--------------------------------------------------------------------------------
PNOC Energy Development Corp. (b)(c)                  4,405,000          378,920
--------------------------------------------------------------------------------
PNOC Energy Development Corp. (b)                    38,508,000        3,312,473
================================================================================
                                                                      24,114,596
================================================================================

SOUTH AFRICA--0.82%

Massmart Holdings Ltd. (b)                              394,957        3,597,865
================================================================================

SOUTH KOREA--5.16%

CJ Corp. (b)(d)                                          63,059        2,495,927
--------------------------------------------------------------------------------
Daegu Bank (b)                                          596,350        5,347,803
--------------------------------------------------------------------------------
Joongang Construction Co., Ltd. (b)(d)(e)               218,060        1,648,782
--------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd. (b)                         5,671        4,867,534
--------------------------------------------------------------------------------
Qrix Communications Inc. (b)(e)                         928,990        5,544,278
--------------------------------------------------------------------------------
Sung Kwang Bend Co., Ltd. (b)                           144,287        2,646,800
================================================================================
                                                                      22,551,124
================================================================================

SWEDEN--1.44%

Oriflame Cosmetics S.A.-SDR (b)                         135,400        6,283,052
================================================================================

SWITZERLAND--2.55%

Aryzta AG (d)                                           185,042        7,215,120
--------------------------------------------------------------------------------
Galenica AG (b)                                          11,083        3,934,847
================================================================================
                                                                      11,149,967
================================================================================

TAIWAN--0.66%

Hung Poo Real Estate Development Corp. (b)            4,518,243        2,890,158
================================================================================

THAILAND--2.11%

Siam Commercial Bank PCL (f)                          4,461,600        9,216,121
================================================================================

UNITED KINGDOM--15.47%

Amlin PLC (b)                                         1,614,460        9,120,932
--------------------------------------------------------------------------------
Homeserve PLC (b)                                       424,217       11,097,251
--------------------------------------------------------------------------------
IG Group Holdings PLC (b)                             1,060,852        6,046,757
--------------------------------------------------------------------------------
Inchcape PLC (b)                                      1,446,155        4,895,723
--------------------------------------------------------------------------------
Informa PLC                                           1,003,859        5,617,377
--------------------------------------------------------------------------------
Kier Group PLC (b)                                      452,426        6,358,891
--------------------------------------------------------------------------------
Lancashire Holdings Ltd.                                934,000        5,114,377
--------------------------------------------------------------------------------
Mitie Group PLC (b)                                   2,967,423       11,052,387
--------------------------------------------------------------------------------
Savills PLC (b)                                       1,752,153        8,238,518
================================================================================
                                                                      67,542,213
================================================================================
    Total Foreign Common Stocks & Other Equity
      Interests (Cost $502,536,026)                                  414,763,850
================================================================================


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.13%

Liquid Assets Portfolio -Institutional
  Class(g)                                            2,461,189  $     2,461,189
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(g)             2,461,189        2,461,189
================================================================================
    Total Money Market Funds
      (Cost $4,922,378)                                                4,922,378
================================================================================
TOTAL INVESTMENTS--96.09%
  (Cost $507,458,404)                                                419,686,228
================================================================================
OTHER ASSETS LESS LIABILITIES--3.91%                                  17,061,085
================================================================================
NET ASSETS--100.00%                                              $   436,747,313
________________________________________________________________________________
================================================================================


Investment Abbreviations:

Pfd. -- Preferred

SDR  -- Swedish Depositary Receipt

Wts. -- Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at September 30, 2008 was $310,831,676, which represented 71.17% of the Fund's Net Assets. See Note 1A.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2008 was $8,059,302, which represented 1.85% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)  Non-income producing security.

(e) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of September 30, 2008 was $9,327,381, which represented 2.14% of the Fund's Net Assets. See Note 3.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at September 30, 2008 represented 2.11% of the Fund's Net Assets. See Note 1A.

(g) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL SMALL COMPANY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM INTERNATIONAL SMALL COMPANY FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM INTERNATIONAL SMALL COMPANY FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                    $108,196,770
---------------------------------------
Level 2                     311,489,458
---------------------------------------
Level 3                              --
=======================================
                           $419,686,228
=======================================

AIM INTERNATIONAL SMALL COMPANY FUND


NOTE 3 -- INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended September 30, 2008.

                                                                       CHANGE IN
                                                                       UNREALIZED
                               VALUE      PURCHASES     PROCEEDS      APPRECIATION      VALUE       DIVIDEND      REALIZED
                             12/31/07      AT COST     FROM SALES    (DEPRECIATION)   09/30/08      INCOME       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Joongang Construction
Co., Ltd.
(Cost $4,352,088)           $ 7,359,124      $--       $(2,428,767)  $(1,811,815)    $ 1,648,782   $     --    $  (1,469,760)
----------------------------------------------------------------------------------------------------------------------------
Qrix Communications Inc.
(Cost $5,881,918)(a)          7,777,613       --          (942,125)   (1,476,863)      5,544,278     78,193          185,653
----------------------------------------------------------------------------------------------------------------------------
Transat A.T. Inc.
-Class A
(Cost $2,945,208)             5,638,004       --                --    (3,503,683)      2,134,321     36,033               --
============================================================================================================================
TOTAL INVESTMENTS
IN AFFILIATES               $20,774,741      $--       $(3,370,892)  $(6,792,361)    $ 9,327,381   $114,226    $  (1,284,107)
============================================================================================================================

(a) As of September 30, 2008, the security is no longer considered an affiliate of the Fund.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $103,367,579 and $273,018,344, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $  37,642,457
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (127,994,376)
===================================================================================
Net unrealized appreciation (depreciation) of investment securities   $ (90,351,919)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $510,038,147.

                          AIM MID CAP BASIC VALUE FUND
           Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com             MCBV-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM MID CAP BASIC VALUE FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--94.93%

ADVERTISING--2.63%

Interpublic Group of Cos., Inc. (The) (b)               591,701  $     4,585,683
================================================================================

APPAREL RETAIL--1.41%

Men's Wearhouse, Inc. (The) (c)                         115,955        2,462,884
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--4.91%

Liz Claiborne, Inc. (c)                                 521,124        8,562,067
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.15%

Legg Mason, Inc. (c)                                     98,400        3,745,104
================================================================================

BREWERS--3.09%

Molson Coors Brewing Co. -Class B                       115,086        5,380,271
================================================================================

COMMUNICATIONS EQUIPMENT--2.57%

Plantronics, Inc.                                       199,196        4,485,894
================================================================================

COMPUTER HARDWARE--3.83%

Dell Inc. (b)                                           325,412        5,362,790
--------------------------------------------------------------------------------
Sun Microsystems, Inc. (b)                              173,700        1,320,120
================================================================================
                                                                       6,682,910
================================================================================

CONSTRUCTION & ENGINEERING--2.08%

Shaw Group Inc. (The) (b)                               118,206        3,632,470
================================================================================

CONSUMER FINANCE--2.75%

AmeriCredit Corp. (b)(c)                                294,864        2,986,972
--------------------------------------------------------------------------------
SLM Corp. (b)                                           146,900        1,812,746
================================================================================
                                                                       4,799,718
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.63%

DST Systems, Inc. (b)(c)                                 50,623        2,834,382
================================================================================

EDUCATION SERVICES--4.16%

Apollo Group Inc. -Class A (b)                          122,148        7,243,376
================================================================================

HEALTH CARE DISTRIBUTORS--4.86%

Cardinal Health, Inc.                                    83,794        4,129,369
--------------------------------------------------------------------------------
McKesson Corp.                                           80,562        4,335,041
================================================================================
                                                                       8,464,410
================================================================================

HEALTH CARE EQUIPMENT--3.14%

Advanced Medical Optics, Inc. (b)(c)                    139,645        2,482,888
--------------------------------------------------------------------------------
Symmetry Medical Inc. (b)                               161,118        2,990,350
================================================================================
                                                                       5,473,238
================================================================================

HOME FURNISHINGS--2.09%

Tempur-Pedic International Inc. (c)                     309,505        3,639,779
================================================================================


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES--3.08%

Whirlpool Corp. (c)                                      67,743  $     5,371,342
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--3.31%

Robert Half International, Inc. (c)                     233,451        5,777,912
================================================================================

INSURANCE BROKERS--1.99%

National Financial Partners Corp.                       231,414        3,471,210
================================================================================

INVESTMENT BANKING & BROKERAGE--2.99%

FBR Capital Markets Corp. (b)                           609,493        3,949,515
--------------------------------------------------------------------------------
Morgan Stanley                                           54,800        1,260,400
================================================================================
                                                                       5,209,915
================================================================================

LEISURE PRODUCTS--2.92%

Brunswick Corp. (c)                                     397,911        5,089,282
================================================================================

LIFE SCIENCES TOOLS & SERVICES--2.57%

Waters Corp. (b)                                         77,150        4,488,587
================================================================================

MANAGED HEALTH CARE--6.58%

Aetna Inc.                                               97,116        3,506,859
--------------------------------------------------------------------------------
Coventry Health Care, Inc. (b)                          159,708        5,198,495
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                 108,592        2,757,151
================================================================================
                                                                      11,462,505
================================================================================

MOVIES & ENTERTAINMENT--1.51%

Viacom Inc. -Class B (b)                                105,700        2,625,588
================================================================================

PACKAGED FOODS & MEATS--1.74%

Cadbury PLC -ADR (United Kingdom)(c)                     73,963        3,028,045
================================================================================

PAPER PACKAGING--1.16%

Smurfit-Stone Container Corp. (b)(c)                    432,019        2,030,489
================================================================================

PROPERTY & CASUALTY INSURANCE--3.68%

Syncora Holdings Ltd. (c)                               258,339          338,424
--------------------------------------------------------------------------------
XL Capital Ltd. -Class A                                338,812        6,078,287
================================================================================
                                                                       6,416,711
================================================================================

PUBLISHING--4.26%

McGraw-Hill Cos., Inc. (The)                            103,400        3,268,474
--------------------------------------------------------------------------------
Valassis Communications, Inc. (b)                       479,855        4,155,544
================================================================================
                                                                       7,424,018
================================================================================

REGIONAL BANKS--2.86%

Zions Bancorp                                           128,645        4,978,562
================================================================================

SEMICONDUCTOR EQUIPMENT--6.87%

ASML Holding N.V. (Netherlands)(d)                      345,700        6,171,972
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MID CAP BASIC VALUE FUND


                                                     SHARES           VALUE
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--(CONTINUED)

Brooks Automation, Inc. (b)                              82,516  $       689,834
--------------------------------------------------------------------------------
KLA-Tencor Corp. (c)                                    161,347        5,106,633
================================================================================
                                                                      11,968,439
================================================================================

SEMICONDUCTORS--3.43%

Maxim Integrated Products, Inc.                         329,938        5,971,878
================================================================================

SPECIALIZED FINANCE--4.68%

CIT Group, Inc.                                         196,552        1,368,002
--------------------------------------------------------------------------------
Moody's Corp.                                           199,849        6,794,866
================================================================================
                                                                       8,162,868
================================================================================
    Total Common Stocks & Other Equity Interests
      (Cost $204,497,721)                                            165,469,537
================================================================================

MONEY MARKET FUNDS--3.20%

Liquid Assets Portfolio -Institutional
  Class(e)                                            2,790,312        2,790,312
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)             2,790,312        2,790,312
================================================================================
    Total Money Market Funds
      (Cost $5,580,624)                                                5,580,624
================================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities on
  loan)-98.13%
  (Cost $210,078,345)                                                171,050,161
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--21.36%

Liquid Assets Portfolio -Institutional Class
  (Cost $37,222,294)(e)(f)                           37,222,294       37,222,294
================================================================================
TOTAL INVESTMENTS-119.49%
  (Cost $247,300,639)                                                208,272,455
================================================================================
OTHER ASSETS LESS LIABILITIES-(19.49)%                               (33,974,511)
================================================================================
NET ASSETS-100.00%                                               $   174,297,944
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at September 30, 2008.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at September 30, 2008 represented 3.54% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM MID CAP BASIC VALUE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM MID CAP BASIC VALUE FUND

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on

AIM MID CAP BASIC VALUE FUND
     securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

INPUT LEVEL   INVESTMENTS IN SECURITIES
---------------------------------------
Level 1                    $202,100,483
---------------------------------------
Level 2                       6,171,972
---------------------------------------
Level 3                              --
=======================================
                           $208,272,455
=======================================

AIM MID CAP BASIC VALUE FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $112,780,983 and $134,409,723 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $ 14,148,731
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (54,512,944)
-----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities    $(40,364,213)
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $248,636,668.

                             AIM SELECT EQUITY FUND
          Quarterly Schedule of Portfolio Holdings September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              SEQ-QTR-1 09/08           Invesco Aim Advisors, Inc.

AIM SELECT EQUITY FUND


SCHEDULE OF INVESTMENTS(a)
September 30, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS--99.11%

AEROSPACE & DEFENSE--0.08%

L-3 Communications Holdings, Inc.                         2,100  $       206,472
================================================================================

AIRLINES--1.32%

Southwest Airlines Co.                                  229,200        3,325,692
================================================================================

APPAREL RETAIL--6.90%

Aeropostale, Inc. (b)                                   138,500        4,447,235
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The) (b)           43,800        1,460,730
--------------------------------------------------------------------------------
Gap, Inc. (The)                                         283,300        5,037,074
--------------------------------------------------------------------------------
Ross Stores, Inc.                                        56,400        2,076,084
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                     97,180        2,965,934
--------------------------------------------------------------------------------
Urban Outfitters, Inc. (b)                               44,100        1,405,467
================================================================================
                                                                      17,392,524
================================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS--1.56%

Northern Trust Corp.                                     19,500        1,407,900
--------------------------------------------------------------------------------
State Street Corp.                                       44,200        2,514,096
================================================================================
                                                                       3,921,996
================================================================================

BIOTECHNOLOGY--1.66%

Biogen Idec Inc. (b)                                     83,400        4,194,186
================================================================================

CABLE & SATELLITE--0.69%

DIRECTV Group, Inc. (The) (b)                            66,100        1,729,837
================================================================================

COAL & CONSUMABLE FUELS--1.18%

Walter Industries, Inc.                                  62,700        2,975,115
================================================================================

COMMUNICATIONS EQUIPMENT--0.14%

EchoStar Corp. -Class A (b)                              15,100          363,910
================================================================================

COMPUTER & ELECTRONICS RETAIL--1.12%

Best Buy Co., Inc.                                       75,600        2,835,000
================================================================================

COMPUTER HARDWARE--2.78%

International Business Machines Corp.                    60,000        7,017,600
================================================================================

COMPUTER STORAGE & PERIPHERALS--2.41%

Lexmark International, Inc. -Class A (b)                 15,000          488,550
--------------------------------------------------------------------------------
QLogic Corp. (b)                                        292,100        4,486,656
--------------------------------------------------------------------------------
Seagate Technology                                       41,000          496,920
--------------------------------------------------------------------------------
Western Digital Corp. (b)                                28,800          614,016
================================================================================
                                                                       6,086,142
================================================================================

CONSUMER FINANCE--0.19%

Discover Financial Services                              34,700          479,554
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED
  SERVICES--2.02%

Hewitt Associates, Inc. -Class A (b)                     40,200  $     1,464,888
--------------------------------------------------------------------------------
MasterCard, Inc. -Class A                                20,500        3,635,265
================================================================================
                                                                       5,100,153
================================================================================

DIVERSIFIED CHEMICALS--0.24%

Dow Chemical Co. (The)                                   19,300          613,354
================================================================================

DIVERSIFIED REIT'S--0.04%

Vornado Realty Trust                                      1,100          100,045
================================================================================

EDUCATION SERVICES--2.13%

Apollo Group Inc. -Class A (b)                           90,400        5,360,720
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--2.20%

First Solar, Inc. (b)                                    18,250        3,447,607
--------------------------------------------------------------------------------
GrafTech International Ltd. (b)                         139,600        2,109,356
================================================================================
                                                                       5,556,963
================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--1.97%

CF Industries Holdings, Inc.                             14,950        1,367,327
--------------------------------------------------------------------------------
Mosaic Co. (The)                                         20,000        1,360,400
--------------------------------------------------------------------------------
Terra Industries Inc.                                    75,700        2,225,580
================================================================================
                                                                       4,953,307
================================================================================

GENERAL MERCHANDISE STORES--1.43%

Big Lots, Inc. (b)                                      129,800        3,612,334
================================================================================

HEALTH CARE DISTRIBUTORS--0.16%

PharMerica Corp. (b)                                     17,500          393,575
================================================================================

HEALTH CARE FACILITIES--0.05%

HEALTHSOUTH Corp. (b)                                     6,200          114,266
================================================================================

HEALTH CARE SERVICES--3.46%

Express Scripts, Inc. (b)                                71,800        5,300,276
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. (b)                         76,000        3,420,000
================================================================================
                                                                       8,720,276
================================================================================

HOMEBUILDING--2.05%

D.R. Horton, Inc.                                       397,600        5,176,752
================================================================================

HOUSEHOLD PRODUCTS--2.43%

Colgate-Palmolive Co.                                    20,500        1,544,675
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                               65,900        4,592,571
================================================================================
                                                                       6,137,246
================================================================================

HOUSEWARES & SPECIALTIES--1.00%

American Greetings Corp. -Class A                       164,400        2,513,676
================================================================================

HYPERMARKETS & SUPER CENTERS--2.60%

Wal-Mart Stores, Inc.                                   109,400        6,551,966
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT EQUITY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.71%

3M Co.                                                   75,200  $     5,136,912
--------------------------------------------------------------------------------
General Electric Co.                                    264,600        6,747,300
================================================================================
                                                                      11,884,212
================================================================================

INDUSTRIAL MACHINERY--0.10%

John Bean Technologies Corp. (b)                         19,400          245,604
================================================================================

INSURANCE BROKERS--0.59%

Marsh & McLennan Cos., Inc.                              46,600        1,480,016
================================================================================

INTEGRATED OIL & GAS--9.05%

Chevron Corp.                                             9,700          800,056
--------------------------------------------------------------------------------
ConocoPhillips                                           80,800        5,918,600
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       168,600       13,093,476
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                               42,800        3,015,260
================================================================================
                                                                      22,827,392
================================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--4.85%

AT&T Inc.                                               223,700        6,245,704
--------------------------------------------------------------------------------
Verizon Communications Inc.                             186,500        5,984,785
================================================================================
                                                                      12,230,489
================================================================================

INTERNET RETAIL--0.76%

Netflix Inc. (b)                                         23,700          731,856
--------------------------------------------------------------------------------
Priceline.com Inc. (b)                                   17,300        1,183,839
================================================================================
                                                                       1,915,695
================================================================================

INTERNET SOFTWARE & SERVICES--3.03%

eBay Inc. (b)                                           200,200        4,480,476
--------------------------------------------------------------------------------
Sohu.com Inc. (b)                                        56,500        3,149,875
================================================================================
                                                                       7,630,351
================================================================================

INVESTMENT BANKING & BROKERAGE--0.59%

Goldman Sachs Group, Inc. (The)                           7,700          985,600
--------------------------------------------------------------------------------
Morgan Stanley                                           21,700          499,100
================================================================================
                                                                       1,484,700
================================================================================

LEISURE PRODUCTS--0.35%

Polaris Industries Inc.                                  19,500          887,055
================================================================================

LIFE & HEALTH INSURANCE--1.86%

Aflac, Inc.                                              80,000        4,700,000
================================================================================

MANAGED HEALTH CARE--0.34%

CIGNA Corp.                                              24,900          846,102
================================================================================

METAL & GLASS CONTAINERS--1.12%

Owens-Illinois, Inc. (b)                                 95,900        2,819,460
================================================================================

MULTI-LINE INSURANCE--0.06%

American International Group, Inc.                       45,500          151,515
================================================================================

MULTI-UTILITIES--0.10%

Dominion Resources, Inc.                                  5,800          248,124
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--0.16%

Halliburton Co.                                          12,300  $       398,397
================================================================================

OIL & GAS STORAGE & TRANSPORTATION--1.40%

Frontline Ltd.  (Bermuda)                                73,400        3,528,338
================================================================================

PHARMACEUTICALS--7.54%

Lilly (Eli) and Co.                                      33,600        1,479,408
--------------------------------------------------------------------------------
Merck & Co. Inc.                                        176,400        5,567,184
--------------------------------------------------------------------------------
Perrigo Co.                                             111,100        4,272,906
--------------------------------------------------------------------------------
Pfizer Inc.                                             417,200        7,693,168
================================================================================
                                                                      19,012,666
================================================================================

PROPERTY & CASUALTY INSURANCE--3.89%

Aspen Insurance Holdings Ltd. (Bermuda)                 203,200        5,588,000
--------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                               63,400        2,010,414
--------------------------------------------------------------------------------
Chubb Corp. (The)                                        34,900        1,916,010
--------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                6,400          289,280
================================================================================
                                                                       9,803,704
================================================================================

REINSURANCE--4.47%

Endurance Specialty Holdings Ltd.                        16,400          507,088
--------------------------------------------------------------------------------
IPC Holdings, Ltd.                                      119,900        3,622,179
--------------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd. (Bermuda)          133,700        4,743,676
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                              46,000        2,392,000
================================================================================
                                                                      11,264,943
================================================================================

SEMICONDUCTOR EQUIPMENT--0.48%

Amkor Technology, Inc. (b)                              189,200        1,205,204
================================================================================

SEMICONDUCTORS--2.22%

Intel Corp.                                             249,900        4,680,627
--------------------------------------------------------------------------------
Texas Instruments Inc.                                   42,000          903,000
================================================================================
                                                                       5,583,627
================================================================================

SOFT DRINKS--0.17%

Dr. Pepper Snapple Group, Inc. (b)                       16,600          439,568
--------------------------------------------------------------------------------

SPECIALIZED REIT'S--1.35%

Public Storage                                           32,700        3,237,627
--------------------------------------------------------------------------------
Ventas, Inc.                                              3,400          168,028
================================================================================
                                                                       3,405,655
================================================================================

STEEL--0.89%

AK Steel Holding Corp.                                   86,300        2,236,896
================================================================================

SYSTEMS SOFTWARE--5.71%

Microsoft Corp.                                         359,700        9,600,393
--------------------------------------------------------------------------------
Symantec Corp. (b)                                      245,300        4,802,974
================================================================================
                                                                      14,403,367
================================================================================

TOBACCO--1.11%

Altria Group, Inc.                                       41,000          813,440
--------------------------------------------------------------------------------
Philip Morris International Inc.                         41,300        1,986,530
================================================================================
                                                                       2,799,970
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT EQUITY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES--0.40%

USA Mobility, Inc. (b)                                   92,600  $     1,018,600
--------------------------------------------------------------------------------
    Total Common Stocks & Other Equity
      Interests (Cost $280,310,404)                                  249,884,311
--------------------------------------------------------------------------------


                                                   PRINCIPAL
                                                     AMOUNT
--------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.26%

  0.04%, 12/18/08 (c)(d)(e)
  (Cost $674,948)                               $       675,000          674,222
================================================================================

                                                     SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.59%

Liquid Assets Portfolio
  -Institutional Class(f)                               740,957          740,957
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(f)                               740,957          740,957
================================================================================
    Total Money Market Funds
      (Cost $1,481,914)                                                1,481,914
================================================================================
TOTAL INVESTMENTS--99.96%
  (Cost $282,467,266)                                                252,040,447
================================================================================
OTHER ASSETS LESS LIABILITIES--0.04%                                      91,540
================================================================================
NET ASSETS--100.00%                                              $   252,131,987
________________________________________________________________________________
================================================================================


Investment Abbreviations:

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at September 30, 2008 represented 0.27% of the Fund's Net Assets. See Note 1A.

(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM SELECT EQUITY FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM SELECT EQUITY FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                   INVESTMENTS IN      OTHER
INPUT LEVEL                                          SECURITIES     INVESTMENTS*
--------------------------------------------------------------------------------
Level 1                                             $251,366,225      $(63,768)
--------------------------------------------------------------------------------
Level 2                                                  674,222            --
--------------------------------------------------------------------------------
Level 3                                                       --            --
================================================================================
                                                    $252,040,447      $(63,768)
________________________________________________________________________________
================================================================================

* Other investments include futures contracts, which are included at unrealized appreciation/(depreciation).

NOTE 3 -- FUTURES CONTRACTS

                        OPEN FUTURES CONTRACTS AT PERIOD-END
-----------------------------------------------------------------------------------
                                                                       UNREALIZED
                         NUMBER OF        MONTH/                      APPRECIATION
       CONTRACT          CONTRACTS      COMMITMENT         VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
S&P 500 E-Mini Futures       44      December-08/Long   $2,568,280      $(63,768)
___________________________________________________________________________________
===================================================================================

AIM SELECT EQUITY FUND


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $412,909,168 and $462,622,677, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                 $  8,542,712
-------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                (39,790,772)
=======================================================================================================
Net unrealized appreciation (depreciation) of investment securities                        $(31,248,060)
_______________________________________________________________________________________________________
=======================================================================================================
Cost of investments for tax purposes is $283,288,507.

                           AIM SMALL CAP EQUITY FUND
                    Quarterly Schedule of Portfolio Holdings
                               September 30, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             SCE-QTR-1 09/08            Invesco Aim Advisors, Inc.

AIM SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (a)
September 30, 2008
(Unaudited)

                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-97.61%

AEROSPACE & DEFENSE-2.61%

AAR Corp. (b)(c)                                     206,888   $     3,432,272
------------------------------------------------------------------------------
Aeroviroment Inc. (b)(c)                              99,128         3,167,140
------------------------------------------------------------------------------
Curtiss-Wright Corp.                                 136,738         6,214,742
------------------------------------------------------------------------------
                                                                    12,814,154
==============================================================================

AIRLINES--1.51%

Allegiant Travel Co. (b)(c)                          210,113         7,421,191
==============================================================================

APPAREL RETAIL--0.94%

Citi Trends Inc. (c)                                 282,225         4,597,445
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.41%

Fossil, Inc. (c)                                     121,814         3,438,809
------------------------------------------------------------------------------
Volcom, Inc. (b)(c)                                  200,955         3,472,503
------------------------------------------------------------------------------
                                                                     6,911,312
==============================================================================

APPLICATION SOFTWARE--1.84%

Blackbaud, Inc.                                      227,819         4,203,261
------------------------------------------------------------------------------
Parametric Technology Corp. (b)(c)                   261,400         4,809,760
------------------------------------------------------------------------------
                                                                     9,013,021
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.95%

Affiliated Managers Group, Inc. (b)(c)                51,119         4,235,209
------------------------------------------------------------------------------
GAMCO Investors, Inc. Class A                         89,509         5,307,884
------------------------------------------------------------------------------
                                                                     9,543,093
==============================================================================

BIOTECHNOLOGY--0.42%

InterMune, Inc. (b)(c)                               120,802         2,066,922
==============================================================================

COMMUNICATIONS EQUIPMENT--2.08%

Arris Group Inc. (c)                                 627,575         4,851,155
------------------------------------------------------------------------------
Comtech Telecommunications Corp. (c)                 108,700         5,352,388
------------------------------------------------------------------------------
Lantronix Inc.--Wts. expiring
  02/09/11(c)(d)(e)                                    2,606                 0
------------------------------------------------------------------------------
                                                                    10,203,543
==============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.84%

Titan International, Inc. (b)                        193,200         4,119,024
==============================================================================

CONSTRUCTION MATERIALS--0.69%

Texas Industries, Inc. (b)                            83,322         3,404,537
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.68%

CyberSource Corp. (c)                                312,307         5,031,266
------------------------------------------------------------------------------
Euronet Worldwide, Inc. (b)(c)                       195,466         3,270,146
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED
  SERVICES-(CONTINUED)

Wright Express Corp. (b)(c)                          163,494   $     4,832,883
------------------------------------------------------------------------------
                                                                    13,134,295
==============================================================================

DIVERSIFIED CHEMICALS-0.74%

FMC Corp.                                             70,629         3,629,624
==============================================================================

DIVERSIFIED METALS & MINING-0.71%

Compass Minerals International, Inc.                  66,261         3,471,414
==============================================================================

DIVERSIFIED SUPPORT SERVICES-0.17%

EnerNOC, Inc. (b)(c)                                  80,471           832,070
==============================================================================

EDUCATION SERVICES-0.77%

Capella Education Co. (b)(c)                          87,815         3,763,751
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.63%

Belden Inc. (b)                                      149,100         4,739,889
------------------------------------------------------------------------------
General Cable Corp. (b)(c)                            90,564         3,226,795
------------------------------------------------------------------------------
                                                                     7,966,684
==============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.41%

OSI Systems, Inc. (c)                                162,999         3,832,106
------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. (c)                   101,108         3,094,916
------------------------------------------------------------------------------
                                                                     6,927,022
==============================================================================

ELECTRONIC MANUFACTURING SERVICES-0.74%

Methode Electronics, Inc.                            405,542         3,625,545
==============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-3.54%

ABM Industries Inc.                                  253,639         5,539,476
------------------------------------------------------------------------------
Team, Inc. (b)(c)                                    181,579         6,558,634
------------------------------------------------------------------------------
Waste Connections, Inc. (b)(c)                       153,058         5,249,889
------------------------------------------------------------------------------
                                                                    17,347,999
==============================================================================

FOOD RETAIL--1.15%

Ruddick Corp. (b)                                    173,615         5,633,807
==============================================================================

GAS UTILITIES--0.65%

Energen Corp.                                         70,703         3,201,432
==============================================================================

GENERAL MERCHANDISE STORES-0.93%

Pantry, Inc. (The) (b)(c)                            214,659         4,548,624
==============================================================================

HEALTH CARE DISTRIBUTORS--1.52%

Owens & Minor, Inc.                                  153,880         7,463,180
==============================================================================

HEALTH CARE EQUIPMENT-2.62%

Cardiac Science Corp. (c)                             62,445           646,930
------------------------------------------------------------------------------
Invacare Corp. (b)                                   297,106         7,172,139
------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP EQUITY FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--(CONTINUED)

Quidel Corp. (c)                                     306,261   $     5,025,743
------------------------------------------------------------------------------
                                                                    12,844,812
==============================================================================

HEALTH CARE FACILITIES--1.35%

Skilled Healthcare Group Inc. -Class A(c)            416,112         6,612,020
==============================================================================

HEALTH CARE SERVICES-3.04%

Cross Country Healthcare, Inc. (c)                   332,851         5,422,143
------------------------------------------------------------------------------
Gentiva Health Services, Inc. (c)                    351,195         9,461,193
------------------------------------------------------------------------------
                                                                    14,883,336
==============================================================================

HEALTH CARE SUPPLIES--1.15%

Haemonetics Corp. (c)                                 91,700         5,659,724
==============================================================================

HEALTH CARE TECHNOLOGY--0.88%

Omnicell, Inc. (b)(c)                                327,142         4,301,917
==============================================================================

HOME ENTERTAINMENT SOFTWARE--0.48%

THQ Inc. (c)                                         193,634         2,331,353
==============================================================================

HOTELS, RESORTS & CRUISE LINES--0.71%

Red Lion Hotels Corp. (c)                            432,400         3,467,848
==============================================================================

HOUSEHOLD APPLIANCES-1.08%

Snap-on Inc.                                         100,437         5,289,012
==============================================================================

HOUSEWARES & SPECIALTIES--0.90%

Tupperware Brands Corp.                              159,498         4,406,930
==============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.96%

Kforce Inc. (c)                                      459,001         4,686,400
==============================================================================

INDUSTRIAL MACHINERY--3.99%

Chart Industries, Inc. (c)                           132,523         3,784,857
------------------------------------------------------------------------------
Kadant Inc. (c)                                      272,372         6,201,910
------------------------------------------------------------------------------
RBC Bearings Inc. (c)                                141,575         4,769,662
------------------------------------------------------------------------------
Valmont Industries, Inc. (b)                          57,872         4,785,436
------------------------------------------------------------------------------
                                                                    19,541,865
==============================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES--2.53%

Alaska Communications Systems
  Group Inc. (b)                                     451,631         5,523,447
------------------------------------------------------------------------------
Cincinnati Bell Inc. (c)                           1,346,082         4,159,393
------------------------------------------------------------------------------
NTELOS Holdings Corp.                                101,519         2,729,846
------------------------------------------------------------------------------
                                                                    12,412,686
==============================================================================

INTERNET SOFTWARE & SERVICES--3.27%

Ariba Inc. (b)(c)                                    596,251         8,425,027
------------------------------------------------------------------------------
DealerTrack Holdings Inc. (b)(c)                     101,184         1,703,938
------------------------------------------------------------------------------
Open Text Corp.  (Canada)(b)(c)                      171,121         5,917,364
------------------------------------------------------------------------------
                                                                    16,046,329
==============================================================================

                                                  SHARES            VALUE
------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--1.63%

CMET Finance Holdings, Inc. (Acquired
  12/08/03; Cost $4,480,000)(c)(d)(e)(f)              44,800   $       562,688
------------------------------------------------------------------------------
KBW Inc. (b)(c)                                      226,122         7,448,459
------------------------------------------------------------------------------
                                                                     8,011,147
==============================================================================

IT CONSULTING & OTHER SERVICES-1.17%

CACI International Inc. -Class A (c)                 114,511         5,737,001
==============================================================================

LIFE SCIENCES TOOLS & SERVICES-2.65%

Bio-Rad Laboratories, Inc. -Class A (c)               55,856         5,536,447
------------------------------------------------------------------------------
Dionex Corp. (c)                                      60,208         3,826,219
------------------------------------------------------------------------------
eResearch Technology, Inc. (c)                       305,596         3,639,648
------------------------------------------------------------------------------
                                                                    13,002,314
==============================================================================

METAL & GLASS CONTAINERS-0.86%

AptarGroup, Inc. (b)                                 107,756         4,214,337
==============================================================================

MOVIES & ENTERTAINMENT-1.10%

World Wrestling Entertainment, Inc. -Class
  A (b)                                              349,664         5,405,805
==============================================================================

MULTI-UTILITIES-0.61%

Avista Corp.                                         138,261         3,001,646
==============================================================================

OFFICE REIT'S-1.15%

Alexandria Real Estate Equities, Inc. (b)             50,092         5,635,350
==============================================================================

OIL & GAS EQUIPMENT & SERVICES-4.03%

Complete Production Services, Inc. (c)               195,813         3,941,716
------------------------------------------------------------------------------
Lufkin Industries, Inc.                               67,300         5,340,255
------------------------------------------------------------------------------
NATCO Group Inc. -Class A (b)(c)                     128,272         5,153,969
------------------------------------------------------------------------------
Oceaneering International, Inc. (c)                   99,836         5,323,255
------------------------------------------------------------------------------
                                                                    19,759,195
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.68%

Comstock Resources, Inc. (b)(c)                       97,689         4,889,334
------------------------------------------------------------------------------
Parallel Petroleum Corp. (c)                         361,478         3,405,123
------------------------------------------------------------------------------
Penn Virginia Corp. (b)                              122,186         6,529,620
------------------------------------------------------------------------------
Venoco Inc. (c)                                      246,100         3,199,300
------------------------------------------------------------------------------
                                                                    18,023,377
==============================================================================

PACKAGED FOODS & MEATS-2.65%

Flowers Foods, Inc.                                  206,586         6,065,365
------------------------------------------------------------------------------
TreeHouse Foods, Inc. (c)                            233,244         6,927,347
------------------------------------------------------------------------------
                                                                    12,992,712
==============================================================================

PERSONAL PRODUCTS-1.34%

Alberto-Culver Co.                                   241,491         6,578,215
==============================================================================

PHARMACEUTICALS-2.33%

ViroPharma Inc. (c)                                  388,733         5,100,177
------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP EQUITY FUND

                                                  SHARES            VALUE
------------------------------------------------------------------------------
PHARMACEUTICALS--(CONTINUED)

VIVUS, Inc. (b)(c)                                   797,745   $     6,334,095
------------------------------------------------------------------------------
                                                                    11,434,272
==============================================================================

PROPERTY & CASUALTY INSURANCE--2.04%

Assured Guaranty Ltd. (b)                            271,774         4,419,045
------------------------------------------------------------------------------
FPIC Insurance Group, Inc. (c)                       108,979         5,600,431
------------------------------------------------------------------------------
                                                                    10,019,476
==============================================================================

REGIONAL BANKS--5.11%

BancFirst Corp.                                       70,556         3,409,971
------------------------------------------------------------------------------
Commerce Bancshares, Inc. (b)                         96,612         4,482,797
------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                        153,368         5,275,859
------------------------------------------------------------------------------
First Financial Bankshares, Inc. (b)                  86,412         4,483,055
------------------------------------------------------------------------------
MB Financial, Inc.                                    74,200         2,453,794
------------------------------------------------------------------------------
Texas Capital Bancshares, Inc. (b)(c)                127,600         2,648,976
------------------------------------------------------------------------------
Whitney Holding Corp. (b)                             95,300         2,311,025
------------------------------------------------------------------------------
                                                                    25,065,477
==============================================================================

RESTAURANTS--1.41%

DineEquity, Inc.                                     122,127         2,059,061
------------------------------------------------------------------------------
Papa John's International, Inc. (c)                  178,049         4,835,811
------------------------------------------------------------------------------
                                                                     6,894,872
==============================================================================

SEMICONDUCTOR EQUIPMENT--1.66%

ATMI, Inc. (c)                                       199,453         3,586,165
------------------------------------------------------------------------------
MKS Instruments, Inc. (c)                            227,766         4,534,821
------------------------------------------------------------------------------
                                                                     8,120,986
==============================================================================

SEMICONDUCTORS--1.83%

Power Integrations, Inc. (c)                         160,119         3,858,868
------------------------------------------------------------------------------
Semtech Corp. (c)                                    367,476         5,129,965
------------------------------------------------------------------------------
                                                                     8,988,833
==============================================================================

SPECIALIZED REIT'S--2.13%

LaSalle Hotel Properties (b)                         150,612         3,512,272
------------------------------------------------------------------------------
Senior Housing Properties Trust                      131,500         3,133,645
------------------------------------------------------------------------------
Universal Health Realty Income Trust (b)              98,153         3,818,152
------------------------------------------------------------------------------
                                                                    10,464,069
==============================================================================

SPECIALTY CHEMICALS--1.55%

A. Schulman, Inc.                                    225,617         4,462,704
------------------------------------------------------------------------------
Zep, Inc.                                            177,897         3,138,103
------------------------------------------------------------------------------
                                                                     7,600,807
==============================================================================

STEEL--0.89%

Northwest Pipe Co. (b)(c)                             99,600         4,344,552
==============================================================================

TECHNOLOGY DISTRIBUTORS--0.90%

Agilysys, Inc. (b)                                   183,479         1,851,303
------------------------------------------------------------------------------
PC Mall, Inc. (b)(c)                                 372,555         2,544,551
------------------------------------------------------------------------------
                                                                     4,395,854
==============================================================================

TRUCKING-2.54%

Landstar System, Inc.                                107,868         4,752,664
------------------------------------------------------------------------------

                                                  SHARES            VALUE
------------------------------------------------------------------------------
TRUCKING-(CONTINUED)

Marten Transport, Ltd. (c)                           393,916   $     7,685,301
------------------------------------------------------------------------------
                                                                    12,437,965
==============================================================================

WATER UTILITIES--0.46%

Cascal N.V.  (United Kingdom)                        216,585         2,274,143
==============================================================================
     Total Common Stocks & Other Equity
      Interests
      (Cost $466,054,080)                                          478,526,326
==============================================================================

MONEY MARKET FUNDS--2.60%

Liquid Assets Portfolio -Institutional
  Class(g)                                         6,379,140         6,379,140
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(g)          6,379,140         6,379,140
==============================================================================
     Total Money Market Funds                                       12,758,280
      (Cost $12,758,280)
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-100.21%
  (Cost $478,812,360)                                              491,284,606
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS--18.98%

Liquid Assets Portfolio -Institutional
   Class (Cost $93,047,143)(g)(h)                 93,047,143        93,047,143
==============================================================================
TOTAL INVESTMENTS-119.19%                                          584,331,749
   (Cost $571,859,503)
==============================================================================
OTHER ASSETS LESS LIABILITIES-(19.19)%                             (94,077,664)
==============================================================================
NET ASSETS-100.00%                                             $   490,254,085
______________________________________________________________________________
==============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP EQUITY FUND

Investment Abbreviations:

REIT -- Real Estate Investment Trust
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at September 30, 2008.

(c)  Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2008 was $562,688, which represented 0.11% of the Fund's Net Assets. See Note 1A.

(e) Security considered to be illiquid at September 30, 2008. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2008 was $562,688, which represented 0.11% of the Fund's Net Assets.

(f) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2008 represented 0.11% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid at September 30,2008.

(g) The money market fund and the Fund are affiliated by having the same investment advisor.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SMALL CAP EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM SMALL CAP EQUITY FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM SMALL CAP EQUITY FUND

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     Below is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2008. The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

               INVESTMENTS
INPUT LEVEL   IN SECURITIES
---------------------------
  Level 1      $583,769,061
---------------------------
  Level 2                --
---------------------------
  Level 3           562,688
===========================
               $584,331,749
___________________________
===========================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2008 was $197,132,196 and $225,506,695, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                  $ 72,989,629
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (60,918,285)
========================================================================================
Net unrealized appreciation of investment securities                        $ 12,071,344
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $572,260,405.

Item 2. Controls and Procedures.

     (a) As of September 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 24, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group

By:  /s/ Philip A. Taylor
     ---------------------------------
     Philip A. Taylor
     Principal Executive Officer

Date: November 26, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    -----------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 26, 2008


By: /s/ Sheri Morris
    -----------------------------------
    Sheri Morris
    Principal Financial Officer

Date: November 26, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.